As filed with the Securities and Exchange Commission on March 9, 2005	File No. 333-87131 File No. 811-8582

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account I of ING Insurance Company of America

ING Insurance Company of America

Corporate Center One
2202 North Westshore Boulevard, Suite 350, Tampa, FL 33607

Depositor's Telephone Number, including Area Code (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _____, 2005 pursuant to paragraph (b) of Rule 485

PARTS A AND B

The Prospectus and the Statement of Additional Information, each dated May 1, 2004, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 8 by reference to Registrant's filings under: Rule 485(b) as filed on April 14, 2004 and declared effective on May 1, 2004 and Rule 497(e), as filed on August 4, 1004, August 18, 2004, October 29, 2004, and November 3, 2004 (File No. 333-87131).

A supplement to the Prospectus and a supplement to the Statement of Additional information, each dated March 9, 2005, are included in Parts A and B, respectively, of this Post-Effective Amendment.

ING Insurance Company of America
Variable Annuity Account I

Retirement Master

Supplement dated March 9, 2005 to the
Contract Prospectus and Contract Prospectus Summary, each dated May 1, 2004, as supplemented on August 4, 2004, August 18, 2004, October 29, 2004
and November 3, 2004

The information in this Supplement updates and amends certain information contained in the Contract Prospectus and Contract Prospectus Summary. You should read this Supplement along with the current Contract Prospectus and Contract Prospectus Summary.

1.	Effective March 30, 2005, the following new investment options will be available under your contract.
ING Oppenheimer Global Portfolio (Initial Class) ING Oppenheimer Strategic Income Portfolio (Initial Class)
2.

Effective March 30, 2005, the following investment options are no longer available and all references to these investment options in the Contract Prospectus and Contract Prospectus Summary are deleted:

ING Oppenheimer Global Portfolio - Service Class
Janus Aspen Balanced Portfolio - Institutional Shares
Janus Aspen Flexible Income Portfolio - Institutional Shares
Janus Aspen Growth Portfolio - Institutional Shares
Janus Aspen Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Worldwide Growth Portfolio - Institutional Shares
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA

3.

The minimum and maximum total fund operating expenses shown in the Contract Prospectus will not change with the addition of the funds in Item 1 of this supplement or the deletion of the funds in Item 2 of this supplement. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus and Contract Prospectus Summary.

4.	The following adds information about the new funds to the Fund Expense Table beginning on page 7 of the Contract Prospectus.
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING Oppenheimer Global Portfolio (Initial Class) (37)	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Initial Class) (38)	0.50%	--	0.04%	0.54%	--	0.54%
X.87131-04C C04-1213-012	Page 1 of 3	March 2005

5.	The Footnotes to "Fund Expense Table" beginning on page 10 of the Contract Prospectus are amended by adding the following footnotes:
	(37)	Effective December 1, 2004, the administrative fees included in Other Expenses have been restated to reflect a decrease from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.
	(38)	The fees and expenses shown are based on estimated expenses for the current fiscal year.

6.	The following replaces the paragraph labeled "Limits Imposed by the Underlying Fund" in the Investment Options section in the Contract Prospectus.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

7.

The following replaces the paragraphs under "Limits on Frequent or Disruptive Transfers" and "Limits Imposed by the Funds" in the Transfers section in the Contract Prospectus and in section "4. Investment Options" of the Contract Prospectus Summary.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract holders and participants. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1. exceeds our then-current monitoring standard for frequent trading;

2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract holders or participants,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants, we will also take the following actions, without prior notice: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

X.87131-04C C04-1213-012	Page 2 of 3	March 2005

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders, participants and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract holders and participants or, as applicable, to all contract holders and participants investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

8.	The following information is added to Appendix III -- Description of Underlying Funds in the Contract Prospectus.
Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. -- ING Oppenheimer Global Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

Seeks capital appreciation. Invests mainly in common stocks of companies in the U.S. and foreign countries. Can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

ING Partners, Inc. -- ING Oppenheimer Strategic Income Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

Seeks a high level of current income principally derived from interest on debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. Government securities; and lower-grade high-yield securities of U.S. and foreign companies.

9.

Appendix IV - Condensed Financial Information in the Contract Prospectus is amended by updating the tables to add (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the period ended September 30, 2004. For those subaccounts that commenced operations during the period ended September 30, 2004 the "Value at beginning of period" shown is the value at first date of investment. For those subaccounts that ended operations during the period ended September 30, 2004 the "Value at end of period" shown is the value at the last date of investment. The update to Appendix IV - Condensed Financial Information is attached at the end of this supplement as Exhibit I.

10.	The following information is added to the Fund Expense Table on page 6 of the Contract Prospectus Summary.
	Column 1	Column 2	Column 3	Column 4	Column 5
	Maximum Mortality and Expense Risk Charge	Maximum Administrative Expense Charge (Not Currently Charged)	Maximum Total Subaccount Annual Charges	Total Annual Fund Operating Expenses	Total Annual Expenses (Subaccount Plus Fund Expenses)
ING Oppenheimer Global Portfolio (Initial Class)	1.00%	0.25%	1.25%	0.66%	1.91%
ING Oppenheimer Strategic Income Portfolio (Initial Class)	1.00%	0.25%	1.25%	0.54%	1.79%
X.87131-04C C04-1213-012	Page 3 of 3	March 2005
EXHIBIT I CONDENSED FINANCIAL INFORMATION

(Selected data for accumulation units outstanding as of September 30, 2004)

2004
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.69
Value at end of period	$7.40
Number of accumulation units outstanding at end of period	1,871
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.54
Value at end of period	$7.58
Number of accumulation units outstanding at end of period	339,116
AIM V.I. GROWTH FUND
Value at beginning of period	$5.07
Value at end of period	$4.93
Number of accumulation units outstanding at end of period	331,136
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period	$6.76
Value at end of period	$6.54
Number of accumulation units outstanding at end of period	351,634
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	30
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$10.12
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	3,463
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.76
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	3,104
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$7.32
Value at end of period	$6.92
Number of accumulation units outstanding at end of period	1,744,603
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.63
Value at end of period	$5.65
Number of accumulation units outstanding at end of period	3,194
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$9.42
Value at end of period	$9.27
Number of accumulation units outstanding at end of period	5,632
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$10.24
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	903,372
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$3.73
Value at end of period	$3.20
Number of accumulation units outstanding at end of period	390,176
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$7.04
Value at end of period	$6.89
Number of accumulation units outstanding at end of period	4,521
ING VP GROWTH PORTFOLIO
Value at beginning of period	$6.45
Value at end of period	$6.18
Number of accumulation units outstanding at end of period	289,930

I - 1

Condensed Financial Information (continued)

2004
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.03
Value at end of period	$8.07
Number of accumulation units outstanding at end of period	1,427,412
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.31
Value at end of period	$14.82
Number of accumulation units outstanding at end of period	5,525
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.85
Value at end of period	$14.83
Number of accumulation units outstanding at end of period	46
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.36
Value at end of period	$13.45
Number of accumulation units outstanding at end of period	13,588
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period	$6.87
Value at end of period	$7.00
Number of accumulation units outstanding at end of period	23,682
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$10.55
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	4,430
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$10.96
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	174,448
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$12.67
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	516,989
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period	$9.08
Value at end of period	$9.23
Number of accumulation units outstanding at end of period	6,703
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$10.29
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	2,588
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period	$13.09
Value at end of period	$13.30
Number of accumulation units outstanding at end of period	1,288
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period	$6.61
Value at end of period	$6.23
Number of accumulation units outstanding at end of period	4,784
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$5.04
Value at end of period	$5.25
Number of accumulation units outstanding at end of period	833,349
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$7.14
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	272,085
LORD ABBETT SERIES FUND GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.40
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	21,577
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$12.02
Value at end of period	$12.23
Number of accumulation units outstanding at end of period	652,145
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period	$13.20
Value at end of period	$13.59
Number of accumulation units outstanding at end of period	169,246
I - 2

ING Insurance Company of America
Variable Annuity Account I

Retirement Master

Supplement dated March 9, 2005 to the
Statement of Additional Information dated May 1, 2004,
as supplemented on August 4, 2004, August 18, 2004 and November 3, 2004

The information in this Supplement updates and amends certain information contained in the Statement of Additional Information (SAI). You should read this Supplement along with the current SAI.

1.	Effective March 30, 2005, the following new investment options will be available under your contract.
ING Oppenheimer Global Portfolio (Initial Class) ING Oppenheimer Strategic Income Portfolio (Initial Class)
2.

Effective March 30, 2005, the following investment options are no longer available and all references to these investment options in the SAI are deleted:

ING Oppenheimer Global Portfolio - Service Class
Janus Aspen Balanced Portfolio - Institutional Shares
Janus Aspen Flexible Income Portfolio - Institutional Shares
Janus Aspen Growth Portfolio - Institutional Shares
Janus Aspen Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Worldwide Growth Portfolio - Institutional Shares
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA

3.

The following unaudited financial statement information for the period ended September 30, 2004 is added to the Financial Statements of the Separate Account and to the Financial Statements of ING Insurance Company of America.

X.SAI87131-04	March 2005

Financial Statements (Unaudited)

ING Insurance Company of America

Variable Annuity Account I

Nine months ended September 30, 2004

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ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Financial Statements

Nine months ended September 30, 2004

(Unaudited)

Contents

Statements of Assets and Liabilities	1
Statements of Operations	14
Statements of Changes in Net Assets	27
Notes to Financial Statements	43

This page intentionally left blank.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

	AIM V.I.	AIM V.I.		AIM V.I.	Alger
	Capital	Core	AIM V.I.	Premier	American
	Appreciation	Equity	Growth	Equity	Balanced
Assets
Investments in mutual funds
at fair value	$ 14	$ 2,576	$ 1,632	$ 2,300	$ 405
Total assets	14	2,576	1,632	2,300	405
Net assets	$ 14	$ 2,576	$ 1,632	$ 2,300	$ 405

Net assets
Accumulation units	$ 14	$ 2,571	$ 1,632	$ 2,300	$ 405
Contracts in payout (annuitization)
period	-	5	-	-	-
Total net assets	$ 14	$ 2,576	$ 1,632	$ 2,300	$ 405

Accumulation units outstanding:
IICA I	-	-	-	-	21,221.456
IICA II	-	-	-	-	-
IICA III	1,891.449	339,116.219	331,135.794	351,633.835	-

Accumulation unit value:
IICA I	$ -	$ -	$ -	$ -	$ 19.08
IICA II	$ -	$ -	$ -	$ -	$ -
IICA III	$ 7.40	$ 7.58	$ 4.93	$ 6.54	$ -

Total number of mutual fund shares	679	121,349	112,494	116,610	31,884
Cost of mutual fund shares	$ 14	$ 2,338	$ 1,762	$ 2,258	$ 405

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

	Alger	Alger
	American	American	American	American	Calvert
	Income &	Leveraged	Century® VP	Century® VP	Social
	Growth	AllCap	Balanced	International	Balanced
Assets
Investments in mutual funds
at fair value	$ 1,348	$ 1,422	$ 122	$ 437	$ 427
Total assets	1,348	1,422	122	437	427
Net assets	$ 1,348	$ 1,422	$ 122	$ 437	$ 427

Net assets
Accumulation units	$ 1,348	$ 1,422	$ 122	$ 437	$ 427
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,348	$ 1,422	$ 122	$ 437	$ 427

Accumulation units outstanding:
IICA I	69,471.904	78,358.452	7,780.539	30,945.998	27,649.749
IICA II	-	-	-	-	9,779.937
IICA III	-	-	-	-	30.339

Accumulation unit value:
IICA I	$ 19.40	$ 18.15	$ 15.62	$ 14.13	$ 11.44
IICA II	$ -	$ -	$ -	$ -	$ 11.31
IICA III	$ -	$ -	$ -	$ -	$ 9.63

Total number of mutual fund shares	147,323	52,955	17,769	67,770	237,585
Cost of mutual fund shares	$ 1,470	$ 1,567	$ 112	$ 437	$ 399

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

Federated
	Federated	Federated	Federated	Fund for US	Federated
	American	Capital	Equity	Government	High Income
	Leaders	Income	Income	Securities	Bond
Assets
Investments in mutual funds
at fair value	$ 68,681	$ 6,846	$ 15,139	$ 3,857	$ 12,614
Total assets	68,681	6,846	15,139	3,857	12,614
Net assets	$ 68,681	$ 6,846	$ 15,139	$ 3,857	$ 12,614

Net assets
Accumulation units	$ 68,607	$ 6,812	$ 15,090	$ 3,857	$ 12,599
Contracts in payout (annuitization)
period	74	34	49	-	15
Total net assets	$ 68,681	$ 6,846	$ 15,139	$ 3,857	$ 12,614

Accumulation units outstanding:
IICA I	3,354,889.933	562,947.135	1,199,484.595	251,565.641	810,737.261
IICA II	-	-	-	-	-
IICA III	-	-	-	-	-

Accumulation unit value:
IICA I	$ 20.45	$ 12.10	$ 12.58	$ 15.33	$ 15.54
IICA II	$ -	$ -	$ -	$ -	$ -
IICA III	$ -	$ -	$ -	$ -	$ -

Total number of mutual fund shares	3,618,594	821,831	1,234,850	335,418	1,596,680
Cost of mutual fund shares	$ 71,638	$ 9,570	$ 16,356	$ 3,908	$ 12,029

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

		Federated
	Federated	Mid Cap	Federated	Fidelity®	Fidelity®
	International	Growth	Prime	VIP Asset	VIP
	Equity	Strategies	Money	ManagerSM	Contrafund®
Assets
Investments in mutual funds
at fair value	$ 9,749	$ 17,193	$ 2,827	$ 4,810	$ 26,354
Total assets	9,749	17,193	2,827	4,810	26,354
Net assets	$ 9,749	$ 17,193	$ 2,827	$ 4,810	$ 26,354

Net assets
Accumulation units	$ 9,726	$ 17,193	$ 2,827	$ 4,810	$ 26,354
Contracts in payout (annuitization)
period	23	-	-	-	-
Total net assets	$ 9,749	$ 17,193	$ 2,827	$ 4,810	$ 26,354

Accumulation units outstanding:
IICA I	691,260.013	894,976.652	230,923.295	228,927.619	1,009,024.647
IICA II	-	-	-	100,535.681	285,890.647
IICA III	-	-	-	-	3,462.949

Accumulation unit value:
IICA I	$ 14.07	$ 19.21	$ 12.24	$ 15.99	$ 21.94
IICA II	$ -	$ -	$ -	$ 11.43	$ 14.62
IICA III	$ -	$ -	$ -	$ -	$ 10.62

Total number of mutual fund shares	832,503	915,518	2,827,049	342,091	1,080,960
Cost of mutual fund shares	$ 15,610	$ 20,278	$ 2,827	$ 4,698	$ 22,325

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity® VIP
	VIP Equity-	VIP	VIP High	VIP	Investment
	Income	Growth	Income	Index 500	Grade Bond
Assets
Investments in mutual funds
at fair value	$ 35,225	$ 27,292	$ 9,074	$ 22,113	$ 459
Total assets	35,225	27,292	9,074	22,113	459
Net assets	$ 35,225	$ 27,292	$ 9,074	$ 22,113	$ 459

Net assets
Accumulation units	$ 35,225	$ 27,292	$ 9,019	$ 22,113	$ 459
Contracts in payout (annuitization)
period	-	-	55	-	-
Total net assets	$ 35,225	$ 27,292	$ 9,074	$ 22,113	$ 459

Accumulation units outstanding:
IICA I	1,614,013.042	853,811.748	657,492.647	1,020,571.026	28,821.532
IICA II	451,382.989	214,780.904	147,767.175	256,548.057	-
IICA III	3,103.674	1,744,603.238	-	-	-

Accumulation unit value:
IICA I	$ 18.40	$ 15.06	$ 11.75	$ 18.88	$ 15.92
IICA II	$ 12.17	$ 10.99	$ 8.75	$ 11.09	$ -
IICA III	$ 10.90	$ 6.92	$ -	$ -	$ -

Total number of mutual fund shares	1,516,995	924,854	1,356,344	175,220	35,031
Cost of mutual fund shares	$ 31,386	$ 26,545	$ 8,515	$ 19,824	$ 444

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

	Fidelity®		ING VP	ING VP	ING VP
	VIP	ING VP	Emerging	Intermediate	Money
	Overseas	Balanced	Markets	Bond	Market
Assets
Investments in mutual funds
at fair value	$ 2,898	$ 14,041	$ 147	$ 10,035	$ 18,027
Total assets	2,898	14,041	147	10,035	18,027
Net assets	$ 2,898	$ 14,041	$ 147	$ 10,035	$ 18,027

Net assets
Accumulation units	$ 2,898	$ 13,987	$ 147	$ 10,028	$ 18,024
Contracts in payout (annuitization)
period	-	54	-	7	3
Total net assets	$ 2,898	$ 14,041	$ 147	$ 10,035	$ 18,027

Accumulation units outstanding:
IICA I	175,229.459	198,818.279	14,726.060	513,185.017	901,558.811
IICA II	55,550.116	79,447.650	-	133,862.752	416,394.027
IICA III	-	903,372.251	-	13,588.466	174,448.591

Accumulation unit value:
IICA I	$ 13.34	$ 17.93	$ 9.96	$ 15.55	$ 12.53
IICA II	$ 10.08	$ 12.47	$ -	$ 13.93	$ 11.57
IICA III	$ -	$ 10.44	$ -	$ 13.45	$ 10.95

Total number of mutual fund shares	189,011	1,116,154	21,371	733,563	1,399,261
Cost of mutual fund shares	$ 2,579	$ 13,077	$ 123	$ 10,029	$ 17,979

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

				ING Salomon	ING
	ING VP	ING	ING MFS	Brothers	T. Rowe Price
	Natural	JPMorgan	Capital	Aggressive	Growth
	Resources	International	Opportunities	Growth	Equity
Assets
Investments in mutual funds
at fair value	$ 380	$ 2,266	$ 2,762	$ 9,266	$ 17,356
Total assets	380	2,266	2,762	9,266	17,356
Net assets	$ 380	$ 2,266	$ 2,762	$ 9,266	$ 17,356

Net assets
Accumulation units	$ 380	$ 2,242	$ 2,732	$ 9,262	$ 17,230
Contracts in payout (annuitization)
period	-	24	30	4	126
Total net assets	$ 380	$ 2,266	$ 2,762	$ 9,266	$ 17,356

Accumulation units outstanding:
IICA I	23,571.516	168,010.768	178,212.560	936,805.665	889,495.547
IICA II	-	36,460.316	69,782.406	97,084.424	128,173.821
IICA III	-	-	-	3,193.629	5,632.020

Accumulation unit value:
IICA I	$ 16.10	$ 11.06	$ 11.16	$ 9.04	$ 17.54
IICA II	$ -	$ 10.54	$ 10.65	$ 7.98	$ 12.30
IICA III	$ -	$ -	$ -	$ 5.65	$ 9.27

Total number of mutual fund shares	22,238	209,836	113,476	251,512	386,802
Cost of mutual fund shares	$ 303	$ 2,080	$ 2,526	$ 7,697	$ 16,778

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

		ING VP	ING VP	ING VP
	ING UBS	Strategic	Strategic	Strategic	ING VP
	U.S. Large	Allocation	Allocation	Allocation	Growth and
	Cap Equity	Balanced	Growth	Income	Income
Assets
Investments in mutual funds
at fair value	$ 6,624	$ 1,621	$ 1,597	$ 1,661	$ 9,961
Total assets	6,624	1,621	1,597	1,661	9,961
Net assets	$ 6,624	$ 1,621	$ 1,597	$ 1,661	$ 9,961

Net assets
Accumulation units	$ 6,624	$ 1,621	$ 1,597	$ 1,658	$ 9,905
Contracts in payout (annuitization)
period	-	-	-	3	56
Total net assets	$ 6,624	$ 1,621	$ 1,597	$ 1,661	$ 9,961

Accumulation units outstanding:
IICA I	660,555.047	97,690.003	97,798.216	89,937.991	533,575.962
IICA II	71,522.359	10,206.550	6,428.766	21,383.801	323,410.206
IICA III	-	-	-	-	4,521.499

Accumulation unit value:
IICA I	$ 8.96	$ 15.45	$ 15.65	$ 15.62	$ 13.54
IICA II	$ 9.87	$ 10.91	$ 10.31	$ 11.83	$ 8.19
IICA III	$ -	$ -	$ -	$ -	$ 6.89

Total number of mutual fund shares	854,772	125,145	118,544	133,746	557,398
Cost of mutual fund shares	$ 6,709	$ 1,533	$ 1,470	$ 1,555	$ 8,483

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

	ING VP
	Global		ING VP	ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap
Assets
Investments in mutual funds
at fair value	$ 2,129	$ 2,946	$ 16,991	$ 82	$ 1
Total assets	2,129	2,946	16,991	82	1
Net assets	$ 2,129	$ 2,946	$ 16,991	$ 82	$ 1

Net assets
Accumulation units	$ 2,129	$ 2,863	$ 16,840	$ 82	$ 1
Contracts in payout (annuitization)
period	-	83	151	-	-
Total net assets	$ 2,129	$ 2,946	$ 16,991	$ 82	$ 1

Accumulation units outstanding:
IICA I	266,064.988	62,669.032	240,023.661	-	-
IICA II	14,396.292	28,894.423	113,143.274	-	-
IICA III	390,175.838	289,929.708	1,427,412.402	5,525.103	46.073

Accumulation unit value:
IICA I	$ 3.14	$ 12.77	$ 16.81	$ -	$ -
IICA II	$ 3.16	$ 9.36	$ 11.37	$ -	$ -
IICA III	$ 3.20	$ 6.18	$ 8.07	$ 14.82	$ 14.83

Total number of mutual fund shares	637,522	342,184	1,252,132	5,039	47
Cost of mutual fund shares	$ 2,305	$ 2,914	$ 15,180	$ 70	$ 1

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

	ING VP	ING VP	ING VP	ING VP	Janus Aspen
	International	International	Small	Value	Series
	Equity	Value	Company	Opportunity	Balanced
Assets
Investments in mutual funds
at fair value	$ 770	$ 47	$ 14,416	$ 3,632	$ 11,720
Total assets	770	47	14,416	3,632	11,720
Net assets	$ 770	$ 47	$ 14,416	$ 3,632	$ 11,720

Net assets
Accumulation units	$ 770	$ 47	$ 14,056	$ 3,632	$ 11,720
Contracts in payout (annuitization)
period	-	-	360	-	-
Total net assets	$ 770	$ 47	$ 14,416	$ 3,632	$ 11,720

Accumulation units outstanding:
IICA I	63,660.364	-	313,506.840	169,544.914	403,722.707
IICA II	9,843.339	-	102,562.907	62,280.708	165,005.238
IICA III	23,681.970	4,429.759	516,988.901	6,702.892	2,587.689

Accumulation unit value:
IICA I	$ 8.21	$ -	$ 19.37	$ 16.58	$ 22.76
IICA II	$ 8.29	$ -	$ 13.97	$ 12.18	$ 15.18
IICA III	$ 7.00	$ 10.61	$ 12.67	$ 9.23	$ 10.43

Total number of mutual fund shares	100,519	4,152	820,467	296,218	503,668
Cost of mutual fund shares	$ 769	$ 46	$ 12,765	$ 3,683	$ 11,220

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

	Janus Aspen		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Series	Series	Lord Abbett
	Flexible	Series	MidCap	Worldwide	Growth and
	Income	Growth	Growth	Growth	Income
Assets
Investments in mutual funds
at fair value	$ 4,124	$ 7,107	$ 9,962	$ 21,305	$ 222
Total assets	4,124	7,107	9,962	21,305	222
Net assets	$ 4,124	$ 7,107	$ 9,962	$ 21,305	$ 222

Net assets
Accumulation units	$ 4,124	$ 7,032	$ 9,962	$ 21,225	$ 222
Contracts in payout (annuitization)
period	-	75	-	80	-
Total net assets	$ 4,124	$ 7,107	$ 9,962	$ 21,305	$ 222

Accumulation units outstanding:
IICA I	189,446.412	387,044.210	331,377.133	968,229.819	-
IICA II	61,905.883	100,235.472	63,772.086	205,690.600	-
IICA III	1,288.440	4,783.893	833,349.118	272,084.773	21,577.192

Accumulation unit value:
IICA I	$ 17.14	$ 15.47	$ 14.65	$ 17.81	$ -
IICA II	$ 13.88	$ 10.12	$ 11.49	$ 10.48	$ -
IICA III	$ 13.30	$ 6.23	$ 5.25	$ 6.71	$ 10.31

Total number of mutual fund shares	331,754	389,184	444,131	874,964	8,930
Cost of mutual fund shares	$ 4,131	$ 6,334	$ 8,011	$ 20,576	$ 220

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

	MFS®	MFS®	Oppenheimer	Oppenheimer	Oppenheimer
	Strategic	Total	Aggressive	Global	Main
	Income	Return	Growth	Securities	Street
Assets
Investments in mutual funds
at fair value	$ 1,074	$ 17,221	$ 3,825	$ 16,911	$ 7,709
Total assets	1,074	17,221	3,825	16,911	7,709
Net assets	$ 1,074	$ 17,221	$ 3,825	$ 16,911	$ 7,709

Net assets
Accumulation units	$ 1,074	$ 17,221	$ 3,825	$ 16,911	$ 7,636
Contracts in payout (annuitization)
period	-	-	-	-	73
Total net assets	$ 1,074	$ 17,221	$ 3,825	$ 16,911	$ 7,709

Accumulation units outstanding:
IICA I	65,209.143	758,770.602	218,363.234	372,596.004	441,588.009
IICA II	15,415.494	238,214.242	80,345.145	86,693.438	214,771.569
IICA III	-	-	-	652,145.387	-

Accumulation unit value:
IICA I	$ 13.38	$ 18.30	$ 13.49	$ 20.02	$ 12.57
IICA II	$ 13.06	$ 14.00	$ 10.95	$ 17.03	$ 9.71
IICA III	$ -	$ -	$ -	$ 12.23	$ -

Total number of mutual fund shares	98,672	860,206	97,849	666,293	402,571
Cost of mutual fund shares	$ 1,057	$ 16,078	$ 3,638	$ 14,778	$ 6,867

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

(Unaudited)

Oppenheimer
Strategic
Bond
Assets
Investments in mutual funds
at fair value	$ 8,832
Total assets	8,832
Net assets	$ 8,832

Net assets
Accumulation units	$ 8,697
Contracts in payout (annuitization)
period	135
Total net assets	$ 8,832

Accumulation units outstanding:
IICA I	351,315.159
IICA II	91,990.697
IICA III	169,246.325

Accumulation unit value:
IICA I	$ 14.65
IICA II	$ 13.59
IICA III	$ 13.59

Total number of mutual fund shares	1,776,999
Cost of mutual fund shares	$ 8,276

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	AIM V.I.	AIM V.I.		AIM V.I.	Alger
	Capital	Core	AIM V.I.	Premier	American
	Appreciation	Equity	Growth	Equity	Balanced
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 8
Total investment income	-	-	-	-	8
Expenses:
Mortality and expense risk and
other charges	-	19	13	18	5
Total expenses	-	19	13	18	5
Net investment income (loss)	-	(19)	(13)	(18)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(6)	(141)	(84)	5
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(6)	(141)	(84)	5
Net unrealized appreciation
(depreciation) of investments	(1)	39	105	17	(22)
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ 14	$ (49)	$ (85)	$ (14)

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	Alger	Alger
	American	American	American	American	Calvert
	Income &	Leveraged	Century® VP	Century® VP	Social
	Growth	AllCap	Balanced	International	Balanced
Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ 3	$ 3	$ -
Total investment income	8	-	3	3	-
Expenses:
Mortality and expense risk and
other charges	16	17	2	5	4
Total expenses	16	17	2	5	4
Net investment income (loss)	(8)	(17)	1	(2)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	(10)	3	-	6
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(22)	(10)	3	-	6
Net unrealized appreciation
(depreciation) of investments	(7)	(56)	(1)	2	6
Net increase (decrease) in net assets
resulting from operations	$ (37)	$ (83)	$ 3	$ -	$ 8

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

				Federated
	Federated	Federated	Federated	Fund for US	Federated
	American	Capital	Equity	Government	High Income
	Leaders	Income	Income	Securities	Bond
Net investment income (loss)
Income:
Dividends	$ 1,102	$ 340	$ 319	$ 210	$ 965
Total investment income	1,102	340	319	210	965
Expenses:
Mortality and expense risk and
other charges	804	78	171	48	140
Total expenses	804	78	171	48	140
Net investment income (loss)	298	262	148	162	825

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	743	(1,144)	(240)	42	(454)
Capital gains distributions	-	-	-	25	-
Total realized gain (loss) on investments
and capital gains distributions	743	(1,144)	(240)	67	(454)
Net unrealized appreciation
(depreciation) of investments	(1,173)	1,035	432	(159)	310
Net increase (decrease) in net assets
resulting from operations	$ (132)	$ 153	$ 340	$ 70	$ 681

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		Federated
	Federated	Mid Cap	Federated	Fidelity®	Fidelity®
	International	Growth	Prime	VIP Asset	VIP
	Equity	Strategies	Money	ManagerSM	Contrafund®
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 15	$ 170	$ 91
Total investment income	-	-	15	170	91
Expenses:
Mortality and expense risk and
other charges	115	199	34	62	274
Total expenses	115	199	34	62	274
Net investment income (loss)	(115)	(199)	(19)	108	(183)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(742)	235	-	58	592
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(742)	235	-	58	592
Net unrealized appreciation
(depreciation) of investments	862	350	-	(238)	785
Net increase (decrease) in net assets
resulting from operations	$ 5	$ 386	$ (19)	$ (72)	$ 1,194

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity® VIP
	VIP Equity-	VIP	VIP High	VIP	Investment
	Income	Growth	Income	Index 500	Grade Bond
Net investment income (loss)
Income:
Dividends	$ 601	$ 78	$ 963	$ 342	$ 26
Total investment income	601	78	963	342	26
Expenses:
Mortality and expense risk and
other charges	386	268	106	258	6
Total expenses	386	268	106	258	6
Net investment income (loss)	215	(190)	857	84	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	193	(316)	582	(37)	5
Capital gains distributions	144	-	-	-	19
Total realized gain (loss) on investments
and capital gains distributions	337	(316)	582	(37)	24
Net unrealized appreciation
(depreciation) of investments	(168)	(1,211)	(1,087)	(4)	(33)
Net increase (decrease) in net assets
resulting from operations	$ 384	$ (1,717)	$ 352	$ 43	$ 11

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	Fidelity®		ING VP	ING VP	ING VP
	VIP	ING VP	Emerging	Intermediate	Money
	Overseas	Balanced	Markets	Bond	Market
Net investment income (loss)
Income:
Dividends	$ 36	$ 277	$ -	$ 456	$ 184
Total investment income	36	277	-	456	184
Expenses:
Mortality and expense risk and
other charges	32	116	2	107	193
Total expenses	32	116	2	107	193
Net investment income (loss)	4	161	(2)	349	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	66	89	5	110	(52)
Capital gains distributions	-	-	-	266	-
Total realized gain (loss) on investments
and capital gains distributions	66	89	5	376	(52)
Net unrealized appreciation
(depreciation) of investments	(125)	(8)	(1)	(469)	(10)
Net increase (decrease) in net assets
resulting from operations	$ (55)	$ 242	$ 2	$ 256	$ (71)

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

				ING Salomon	ING
	ING VP	ING	ING MFS	Brothers	T. Rowe Price
	Natural	JPMorgan	Capital	Aggressive	Growth
	Resources	International	Opportunities	Growth	Equity
Net investment income (loss)
Income:
Dividends	$ 4	$ 25	$ 13	$ -	$ 29
Total investment income	4	25	13	-	29
Expenses:
Mortality and expense risk and
other charges	4	22	31	112	199
Total expenses	4	22	31	112	199
Net investment income (loss)	-	3	(18)	(112)	(170)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	45	93	(34)	91
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	9	45	93	(34)	91
Net unrealized appreciation
(depreciation) of investments	17	-	(72)	181	(305)
Net increase (decrease) in net assets
resulting from operations	$ 26	$ 48	$ 3	$ 35	$ (384)

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		ING VP	ING VP	ING VP
	ING UBS	Strategic	Strategic	Strategic	ING VP
	U.S. Large	Allocation	Allocation	Allocation	Growth and
	Cap Equity	Balanced	Growth	Income	Income
Net investment income (loss)
Income:
Dividends	$ 51	$ 19	$ 12	$ 30	$ 101
Total investment income	51	19	12	30	101
Expenses:
Mortality and expense risk and
other charges	71	14	13	17	112
Total expenses	71	14	13	17	112
Net investment income (loss)	(20)	5	(1)	13	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	15	51	4	242
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(58)	15	51	4	242
Net unrealized appreciation
(depreciation) of investments	264	(4)	(27)	13	(472)
Net increase (decrease) in net assets
resulting from operations	$ 186	$ 16	$ 23	$ 30	$ (241)

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING VP
	Global		ING VP	ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap
Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ 173	$ -	$ -
Total investment income	-	4	173	-	-
Expenses:
Mortality and expense risk and
other charges	20	26	139	1	-
Total expenses	20	26	139	1	-
Net investment income (loss)	(20)	(22)	34	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	293	(39)	1	1	8
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	293	(39)	1	1	8
Net unrealized appreciation
(depreciation) of investments	(614)	(85)	18	2	(5)
Net increase (decrease) in net assets
resulting from operations	$ (341)	$ (146)	$ 53	$ 2	$ 3

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP	ING VP	Janus Aspen
	International	International	Small	Value	Series
	Equity	Value	Company	Opportunity	Balanced
Net investment income (loss)
Income:
Dividends	$ 9	$ -	$ 42	$ 33	$ 98
Total investment income	9	-	42	33	98
Expenses:
Mortality and expense risk and
other charges	7	-	137	37	133
Total expenses	7	-	137	37	133
Net investment income (loss)	2	-	(95)	(4)	(35)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	52	-	521	(36)	43
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	52	-	521	(36)	43
Net unrealized appreciation
(depreciation) of investments	(60)	1	(487)	67	125
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ 1	$ (61)	$ 27	$ 133

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	Janus Aspen		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Series	Series	Lord Abbett
	Flexible	Series	MidCap	Worldwide	Growth and
	Income	Growth	Growth	Growth	Income
Net investment income (loss)
Income:
Dividends	$ 107	$ 2	$ -	$ 115	$ -
Total investment income	107	2	-	115	-
Expenses:
Mortality and expense risk and
other charges	48	86	94	254	-
Total expenses	48	86	94	254	-
Net investment income (loss)	59	(84)	(94)	(139)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	71	(74)	695	(503)	-
Capital gains distributions	32	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	103	(74)	695	(503)	-
Net unrealized appreciation
(depreciation) of investments	(88)	(346)	(224)	(808)	2
Net increase (decrease) in net assets
resulting from operations	$ 74	$ (504)	$ 377	$ (1,450)	$ 2

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	MFS®	MFS®	Oppenheimer	Oppenheimer	Oppenheimer
	Strategic	Total	Aggressive	Global	Main
	Income	Return	Growth	Securities	Street
Net investment income (loss)
Income:
Dividends	$ 59	$ 288	$ -	$ 193	$ 66
Total investment income	59	288	-	193	66
Expenses:
Mortality and expense risk and
other charges	12	181	45	141	81
Total expenses	12	181	45	141	81
Net investment income (loss)	47	107	(45)	52	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	113	407	158	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	19	113	407	158	1
Net unrealized appreciation
(depreciation) of investments	(33)	300	(156)	4	(27)
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 520	$ 206	$ 214	$ (41)

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

Oppenheimer
Strategic
Bond
Net investment income (loss)
Income:
Dividends	$ 415
Total investment income	415
Expenses:
Mortality and expense risk and
other charges	80
Total expenses	80
Net investment income (loss)	335

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	142
Capital gains distributions	-
Total realized gain (loss) on investments
and capital gains distributions	142
Net unrealized appreciation
(depreciation) of investments	(257)
Net increase (decrease) in net assets
resulting from operations	$ 220

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	AIM V.I.	AIM V.I.		AIM V.I.
	Capital	Core	AIM V.I.	Premier
	Appreciation	Equity	Growth	Equity
Net assets at January 1, 2003	$ 6	$ 1,625	$ 1,170	$ 1,374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(14)	(10)	(13)
Net realized gain (loss) on investments
and capital gains distributions	-	(16)	(31)	(8)
Net unrealized appreciation (depreciation) of investments	1	241	258	225
Net increase (decrease) in net assets from operations	1	211	217	204
Changes from principal transactions:
Total unit transactions	3	319	154	437
Increase (decrease) in net assets derived from
principal transactions	3	319	154	437
Total increase (decrease)	4	530	371	641
Net assets at September 30, 2003	$ 10	$ 2,155	$ 1,541	$ 2,015

Net assets at January 1, 2004	$ 12	$ 2,525	$ 1,735	$ 2,269

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(19)	(13)	(18)
Net realized gain (loss) on investments
and capital gains distributions	-	(6)	(141)	(84)
Net unrealized appreciation (depreciation) of investments	(1)	39	105	17
Net increase (decrease) in net assets from operations	(1)	14	(49)	(85)
Changes from principal transactions:
Total unit transactions	3	37	(54)	116
Increase (decrease) in net assets derived from
principal transactions	3	37	(54)	116
Total increase (decrease)	2	51	(103)	31
Net assets at September 30, 2004	$ 14	$ 2,576	$ 1,632	$ 2,300

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		Alger	Alger
	Alger	American	American	American
	American	Income &	Leveraged	Century® VP
	Balanced	Growth	AllCap	Balanced
Net assets at January 1, 2003	$ 750	$ 1,479	$ 1,456	$ 277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(11)	(16)	4
Net realized gain (loss) on investments
and capital gains distributions	(12)	(51)	(62)	(6)
Net unrealized appreciation (depreciation) of investments	80	268	364	25
Net increase (decrease) in net assets from operations	76	206	286	23
Changes from principal transactions:
Total unit transactions	(226)	(164)	(165)	(99)
Increase (decrease) in net assets derived from
principal transactions	(226)	(164)	(165)	(99)
Total increase (decrease)	(150)	42	121	(76)
Net assets at September 30, 2003	$ 600	$ 1,521	$ 1,577	$ 201

Net assets at January 1, 2004	$ 630	$ 1,668	$ 1,660	$ 177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(8)	(17)	1
Net realized gain (loss) on investments
and capital gains distributions	5	(22)	(10)	3
Net unrealized appreciation (depreciation) of investments	(22)	(7)	(56)	(1)
Net increase (decrease) in net assets from operations	(14)	(37)	(83)	3
Changes from principal transactions:
Total unit transactions	(211)	(283)	(155)	(58)
Increase (decrease) in net assets derived from
principal transactions	(211)	(283)	(155)	(58)
Total increase (decrease)	(225)	(320)	(238)	(55)
Net assets at September 30, 2004	$ 405	$ 1,348	$ 1,422	$ 122

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	American	Calvert	Federated	Federated
	Century® VP	Social	American	Capital
	International	Balanced	Leaders	Income
Net assets at January 1, 2003	$ 477	$ 182	$ 78,300	$ 8,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	420	465
Net realized gain (loss) on investments
and capital gains distributions	(11)	(5)	(347)	(1,070)
Net unrealized appreciation (depreciation) of investments	50	30	7,083	1,292
Net increase (decrease) in net assets from operations	38	23	7,156	687
Changes from principal transactions:
Total unit transactions	(41)	103	(9,693)	(1,354)
Increase (decrease) in net assets derived from
principal transactions	(41)	103	(9,693)	(1,354)
Total increase (decrease)	(3)	126	(2,537)	(667)
Net assets at September 30, 2003	$ 474	$ 308	$ 75,763	$ 8,047

Net assets at January 1, 2004	$ 532	$ 424	$ 81,925	$ 8,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(4)	298	262
Net realized gain (loss) on investments
and capital gains distributions	-	6	743	(1,144)
Net unrealized appreciation (depreciation) of investments	2	6	(1,173)	1,035
Net increase (decrease) in net assets from operations	-	8	(132)	153
Changes from principal transactions:
Total unit transactions	(95)	(5)	(13,112)	(1,433)
Increase (decrease) in net assets derived from
principal transactions	(95)	(5)	(13,112)	(1,433)
Total increase (decrease)	(95)	3	(13,244)	(1,280)
Net assets at September 30, 2004	$ 437	$ 427	$ 68,681	$ 6,846

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		Federated	Federated
	Federated	Fund for US	High	Federated
	Equity	Government	Income	International
	Income	Securities	Bond	Equity
Net assets at January 1, 2003	$ 15,168	$ 7,622	$ 14,413	$ 11,589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	144	192	963	(112)
Net realized gain (loss) on investments
and capital gains distributions	(663)	204	(965)	(924)
Net unrealized appreciation (depreciation) of investments	2,089	(335)	2,048	2,465
Net increase (decrease) in net assets from operations	1,570	61	2,046	1,429
Changes from principal transactions:
Total unit transactions	(1,034)	(1,904)	(1,541)	(2,128)
Increase (decrease) in net assets derived from
principal transactions	(1,034)	(1,904)	(1,541)	(2,128)
Total increase (decrease)	536	(1,843)	505	(699)
Net assets at September 30, 2003	$ 15,704	$ 5,779	$ 14,918	$ 10,890

Net assets at January 1, 2004	$ 17,322	$ 5,051	$ 14,508	$ 11,757

Increase (decrease) in net assets
Operations:
Net investment income (loss)	148	162	825	(115)
Net realized gain (loss) on investments
and capital gains distributions	(240)	67	(454)	(742)
Net unrealized appreciation (depreciation) of investments	432	(159)	310	862
Net increase (decrease) in net assets from operations	340	70	681	5
Changes from principal transactions:
Total unit transactions	(2,523)	(1,264)	(2,575)	(2,013)
Increase (decrease) in net assets derived from
principal transactions	(2,523)	(1,264)	(2,575)	(2,013)
Total increase (decrease)	(2,183)	(1,194)	(1,894)	(2,008)
Net assets at September 30, 2004	$ 15,139	$ 3,857	$ 12,614	$ 9,749

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Federated
	Mid Cap	Federated	Fidelity®	Fidelity®
	Growth	Prime	VIP Asset	VIP
	Strategies	Money	ManagerSM	Contrafund®
Net assets at January 1, 2003	$ 17,585	$ 5,731	$ 5,092	$ 22,088

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(187)	(25)	134	(124)
Net realized gain (loss) on investments
and capital gains distributions	(560)	-	(104)	(690)
Net unrealized appreciation (depreciation) of investments	4,365	-	398	3,691
Net increase (decrease) in net assets from operations	3,618	(25)	428	2,877
Changes from principal transactions:
Total unit transactions	(2,362)	(1,568)	(219)	(1,029)
Increase (decrease) in net assets derived from
principal transactions	(2,362)	(1,568)	(219)	(1,029)
Total increase (decrease)	1,256	(1,593)	209	1,848
Net assets at September 30, 2003	$ 18,841	$ 4,138	$ 5,301	$ 23,936

Net assets at January 1, 2004	$ 20,317	$ 3,768	$ 5,491	$ 26,252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(199)	(19)	108	(183)
Net realized gain (loss) on investments
and capital gains distributions	235	-	58	592
Net unrealized appreciation (depreciation) of investments	350	-	(238)	785
Net increase (decrease) in net assets from operations	386	(19)	(72)	1,194
Changes from principal transactions:
Total unit transactions	(3,510)	(922)	(609)	(1,092)
Increase (decrease) in net assets derived from
principal transactions	(3,510)	(922)	(609)	(1,092)
Total increase (decrease)	(3,124)	(941)	(681)	102
Net assets at September 30, 2004	$ 17,193	$ 2,827	$ 4,810	$ 26,354

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP Equity-	VIP	VIP High	VIP
	Income	Growth	Income	Index 500
Net assets at January 1, 2003	$ 32,897	$ 22,175	$ 6,897	$ 20,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	270	(156)	492	97
Net realized gain (loss) on investments
and capital gains distributions	(2,019)	(1,633)	118	(1,208)
Net unrealized appreciation (depreciation) of investments	5,585	5,686	956	3,625
Net increase (decrease) in net assets from operations	3,836	3,897	1,566	2,514
Changes from principal transactions:
Total unit transactions	(2,282)	(173)	3,461	(353)
Increase (decrease) in net assets derived from
principal transactions	(2,282)	(173)	3,461	(353)
Total increase (decrease)	1,554	3,724	5,027	2,161
Net assets at September 30, 2003	$ 34,451	$ 25,899	$ 11,924	$ 22,682

Net assets at January 1, 2004	$ 38,898	$ 29,686	$ 12,642	$ 25,584

Increase (decrease) in net assets
Operations:
Net investment income (loss)	215	(190)	857	84
Net realized gain (loss) on investments
and capital gains distributions	337	(316)	582	(37)
Net unrealized appreciation (depreciation) of investments	(168)	(1,211)	(1,087)	(4)
Net increase (decrease) in net assets from operations	384	(1,717)	352	43
Changes from principal transactions:
Total unit transactions	(4,057)	(677)	(3,920)	(3,514)
Increase (decrease) in net assets derived from
principal transactions	(4,057)	(677)	(3,920)	(3,514)
Total increase (decrease)	(3,673)	(2,394)	(3,568)	(3,471)
Net assets at September 30, 2004	$ 35,225	$ 27,292	$ 9,074	$ 22,113

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Fidelity® VIP	Fidelity®		ING VP
	Investment	VIP	ING VP	Emerging
	Grade Bond	Overseas	Balanced	Markets
Net assets at January 1, 2003	$ 686	$ 2,309	$ 10,006	$ 164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(2)	132	(2)
Net realized gain (loss) on investments
and capital gains distributions	14	(157)	(140)	(6)
Net unrealized appreciation (depreciation) of investments	(12)	576	986	47
Net increase (decrease) in net assets from operations	21	417	978	39
Changes from principal transactions:
Total unit transactions	(66)	(248)	743	(30)
Increase (decrease) in net assets derived from
principal transactions	(66)	(248)	743	(30)
Total increase (decrease)	(45)	169	1,721	9
Net assets at September 30, 2003	$ 641	$ 2,478	$ 11,727	$ 173

Net assets at January 1, 2004	$ 636	$ 3,114	$ 13,216	$ 190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	4	161	(2)
Net realized gain (loss) on investments
and capital gains distributions	24	66	89	5
Net unrealized appreciation (depreciation) of investments	(33)	(125)	(8)	(1)
Net increase (decrease) in net assets from operations	11	(55)	242	2
Changes from principal transactions:
Total unit transactions	(188)	(161)	583	(45)
Increase (decrease) in net assets derived from
principal transactions	(188)	(161)	583	(45)
Total increase (decrease)	(177)	(216)	825	(43)
Net assets at September 30, 2004	$ 459	$ 2,898	$ 14,041	$ 147

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP	ING
	Intermediate	Money	Natural	JPMorgan
	Bond	Market	Resources	International
Net assets at January 1, 2003	$ 15,106	$ 35,752	$ 383	$ 1,470

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	267	(4)	1
Net realized gain (loss) on investments
and capital gains distributions	281	(325)	(6)	(72)
Net unrealized appreciation (depreciation) of investments	216	(48)	41	226
Net increase (decrease) in net assets from operations	587	(106)	31	155
Changes from principal transactions:
Total unit transactions	(2,495)	(10,181)	(53)	(223)
Increase (decrease) in net assets derived from
principal transactions	(2,495)	(10,181)	(53)	(223)
Total increase (decrease)	(1,908)	(10,287)	(22)	(68)
Net assets at September 30, 2003	$ 13,198	$ 25,465	$ 361	$ 1,402

Net assets at January 1, 2004	$ 11,032	$ 19,909	$ 423	$ 1,701

Increase (decrease) in net assets
Operations:
Net investment income (loss)	349	(9)	-	3
Net realized gain (loss) on investments
and capital gains distributions	376	(52)	9	45
Net unrealized appreciation (depreciation) of investments	(469)	(10)	17	-
Net increase (decrease) in net assets from operations	256	(71)	26	48
Changes from principal transactions:
Total unit transactions	(1,253)	(1,811)	(69)	517
Increase (decrease) in net assets derived from
principal transactions	(1,253)	(1,811)	(69)	517
Total increase (decrease)	(997)	(1,882)	(43)	565
Net assets at September 30, 2004	$ 10,035	$ 18,027	$ 380	$ 2,266

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		ING Salomon	ING
	ING MFS	Brothers	T. Rowe Price	ING UBS
	Capital	Aggressive	Growth	U.S. Large
	Opportunities	Growth	Equity	Cap Equity
Net assets at January 1, 2003	$ 3,984	$ 9,494	$ 16,326	$ 7,353

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(108)	(147)	(30)
Net realized gain (loss) on investments
and capital gains distributions	(925)	(1,134)	(503)	(446)
Net unrealized appreciation (depreciation) of investments	1,426	3,383	3,068	1,199
Net increase (decrease) in net assets from operations	471	2,141	2,418	723
Changes from principal transactions:
Total unit transactions	(1,126)	(524)	(1,185)	(1,221)
Increase (decrease) in net assets derived from
principal transactions	(1,126)	(524)	(1,185)	(1,221)
Total increase (decrease)	(655)	1,617	1,233	(498)
Net assets at September 30, 2003	$ 3,329	$ 11,111	$ 17,559	$ 6,855

Net assets at January 1, 2004	$ 3,225	$ 11,703	$ 19,372	$ 7,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(112)	(170)	(20)
Net realized gain (loss) on investments
and capital gains distributions	93	(34)	91	(58)
Net unrealized appreciation (depreciation) of investments	(72)	181	(305)	264
Net increase (decrease) in net assets from operations	3	35	(384)	186
Changes from principal transactions:
Total unit transactions	(466)	(2,472)	(1,632)	(876)
Increase (decrease) in net assets derived from
principal transactions	(466)	(2,472)	(1,632)	(876)
Total increase (decrease)	(463)	(2,437)	(2,016)	(690)
Net assets at September 30, 2004	$ 2,762	$ 9,266	$ 17,356	$ 6,624

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Balanced	Growth	Income	Income
Net assets at January 1, 2003	$ 554	$ 710	$ 1,561	$ 10,865

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	21	(108)
Net realized gain (loss) on investments
and capital gains distributions	(36)	(66)	(34)	(1,270)
Net unrealized appreciation (depreciation) of investments	85	183	118	2,430
Net increase (decrease) in net assets from operations	52	117	105	1,052
Changes from principal transactions:
Total unit transactions	349	276	(99)	(1,530)
Increase (decrease) in net assets derived from
principal transactions	349	276	(99)	(1,530)
Total increase (decrease)	401	393	6	(478)
Net assets at September 30, 2003	$ 955	$ 1,103	$ 1,567	$ 10,387

Net assets at January 1, 2004	$ 1,035	$ 1,094	$ 1,648	$ 11,684

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(1)	13	(11)
Net realized gain (loss) on investments
and capital gains distributions	15	51	4	242
Net unrealized appreciation (depreciation) of investments	(4)	(27)	13	(472)
Net increase (decrease) in net assets from operations	16	23	30	(241)
Changes from principal transactions:
Total unit transactions	570	480	(17)	(1,482)
Increase (decrease) in net assets derived from
principal transactions	570	480	(17)	(1,482)
Total increase (decrease)	586	503	13	(1,723)
Net assets at September 30, 2004	$ 1,621	$ 1,597	$ 1,661	$ 9,961

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING VP
	Global		ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap
Net assets at January 1, 2003	$ 756	$ 2,359	$ 10,983	$ 45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(23)	34	-
Net realized gain (loss) on investments
and capital gains distributions	67	(147)	(577)	-
Net unrealized appreciation (depreciation) of investments	248	582	1,937	7
Net increase (decrease) in net assets from operations	304	412	1,394	7
Changes from principal transactions:
Total unit transactions	688	6	1,272	3
Increase (decrease) in net assets derived from
principal transactions	688	6	1,272	3
Total increase (decrease)	992	418	2,666	10
Net assets at September 30, 2003	$ 1,748	$ 2,777	$ 13,649	$ 55

Net assets at January 1, 2004	$ 2,897	$ 3,073	$ 16,152	$ 63

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(22)	34	(1)
Net realized gain (loss) on investments
and capital gains distributions	293	(39)	1	1
Net unrealized appreciation (depreciation) of investments	(614)	(85)	18	2
Net increase (decrease) in net assets from operations	(341)	(146)	53	2
Changes from principal transactions:
Total unit transactions	(427)	19	786	17
Increase (decrease) in net assets derived from
principal transactions	(427)	19	786	17
Total increase (decrease)	(768)	(127)	839	19
Net assets at September 30, 2004	$ 2,129	$ 2,946	$ 16,991	$ 82

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	International	International	Small
	SmallCap	Equity	Value	Company
Net assets at January 1, 2003	$ 28	$ 281	$ -	$ 8,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	-	(66)
Net realized gain (loss) on investments
and capital gains distributions	-	(15)	-	(768)
Net unrealized appreciation (depreciation) of investments	6	57	-	2,994
Net increase (decrease) in net assets from operations	6	43	-	2,160
Changes from principal transactions:
Total unit transactions	(1)	47	-	1,844
Increase (decrease) in net assets derived from
principal transactions	(1)	47	-	1,844
Total increase (decrease)	5	90	-	4,004
Net assets at September 30, 2003	$ 33	$ 371	$ -	$ 12,449

Net assets at January 1, 2004	$ 37	$ 492	$ -	$ 15,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	-	(95)
Net realized gain (loss) on investments
and capital gains distributions	8	52	-	521
Net unrealized appreciation (depreciation) of investments	(5)	(60)	1	(487)
Net increase (decrease) in net assets from operations	3	(6)	1	(61)
Changes from principal transactions:
Total unit transactions	(39)	284	46	(711)
Increase (decrease) in net assets derived from
principal transactions	(39)	284	46	(711)
Total increase (decrease)	(36)	278	47	(772)
Net assets at September 30, 2004	$ 1	$ 770	$ 47	$ 14,416

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

			Janus Aspen
	ING VP	Janus Aspen	Series	Janus Aspen
	Value	Series	Flexible	Series
	Opportunity	Balanced	Income	Growth
Net assets at January 1, 2003	$ 3,282	$ 17,715	$ 10,027	$ 9,846

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	31	103	(99)
Net realized gain (loss) on investments
and capital gains distributions	(260)	(329)	316	(931)
Net unrealized appreciation (depreciation) of investments	561	1,228	(25)	2,374
Net increase (decrease) in net assets from operations	294	930	394	1,344
Changes from principal transactions:
Total unit transactions	(764)	(3,365)	(3,639)	(1,888)
Increase (decrease) in net assets derived from
principal transactions	(764)	(3,365)	(3,639)	(1,888)
Total increase (decrease)	(470)	(2,435)	(3,245)	(544)
Net assets at September 30, 2003	$ 2,812	$ 15,280	$ 6,782	$ 9,302

Net assets at January 1, 2004	$ 3,076	$ 14,592	$ 5,518	$ 9,545

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(35)	59	(84)
Net realized gain (loss) on investments
and capital gains distributions	(36)	43	103	(74)
Net unrealized appreciation (depreciation) of investments	67	125	(88)	(346)
Net increase (decrease) in net assets from operations	27	133	74	(504)
Changes from principal transactions:
Total unit transactions	529	(3,005)	(1,468)	(1,934)
Increase (decrease) in net assets derived from
principal transactions	529	(3,005)	(1,468)	(1,934)
Total increase (decrease)	556	(2,872)	(1,394)	(2,438)
Net assets at September 30, 2004	$ 3,632	$ 11,720	$ 4,124	$ 7,107

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Janus Aspen	Janus Aspen	Lord Abbett
	Series	Series	Series Fund -	MFS®
	MidCap	Worldwide	Growth and	Strategic
	Growth	Growth	Income	Income
Net assets at January 1, 2003	$ 8,360	$ 30,978	$ -	$ 1,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(80)	(54)	-	76
Net realized gain (loss) on investments
and capital gains distributions	303	(1,955)	-	35
Net unrealized appreciation (depreciation) of investments	1,317	4,331	-	(21)
Net increase (decrease) in net assets from operations	1,540	2,322	-	90
Changes from principal transactions:
Total unit transactions	(688)	(6,264)	-	365
Increase (decrease) in net assets derived from
principal transactions	(688)	(6,264)	-	365
Total increase (decrease)	852	(3,942)	-	455
Net assets at September 30, 2003	$ 9,212	$ 27,036	$ -	$ 1,589

Net assets at January 1, 2004	$ 10,449	$ 28,342	$ -	$ 1,384

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(94)	(139)	-	47
Net realized gain (loss) on investments
and capital gains distributions	695	(503)	-	19
Net unrealized appreciation (depreciation) of investments	(224)	(808)	2	(33)
Net increase (decrease) in net assets from operations	377	(1,450)	2	33
Changes from principal transactions:
Total unit transactions	(864)	(5,587)	220	(343)
Increase (decrease) in net assets derived from
principal transactions	(864)	(5,587)	220	(343)
Total increase (decrease)	(487)	(7,037)	222	(310)
Net assets at September 30, 2004	$ 9,962	$ 21,305	$ 222	$ 1,074

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	MFS®	Oppenheimer	Oppenheimer	Oppenheimer
	Total	Aggressive	Global	Main
	Return	Growth	Securities	Street
Net assets at January 1, 2003	$ 17,806	$ 2,987	$ 7,124	$ 6,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	137	(29)	(13)	(3)
Net realized gain (loss) on investments
and capital gains distributions	(319)	73	(191)	(518)
Net unrealized appreciation (depreciation) of investments	1,507	332	1,931	1,260
Net increase (decrease) in net assets from operations	1,325	376	1,727	739
Changes from principal transactions:
Total unit transactions	(1,360)	637	1,868	(163)
Increase (decrease) in net assets derived from
principal transactions	(1,360)	637	1,868	(163)
Total increase (decrease)	(35)	1,013	3,595	576
Net assets at September 30, 2003	$ 17,771	$ 4,000	$ 10,719	$ 6,852

Net assets at January 1, 2004	$ 18,622	$ 4,366	$ 14,349	$ 7,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	(45)	52	(15)
Net realized gain (loss) on investments
and capital gains distributions	113	407	158	1
Net unrealized appreciation (depreciation) of investments	300	(156)	4	(27)
Net increase (decrease) in net assets from operations	520	206	214	(41)
Changes from principal transactions:
Total unit transactions	(1,921)	(747)	2,348	(168)
Increase (decrease) in net assets derived from
principal transactions	(1,921)	(747)	2,348	(168)
Total increase (decrease)	(1,401)	(541)	2,562	(209)
Net assets at September 30, 2004	$ 17,221	$ 3,825	$ 16,911	$ 7,709

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

Oppenheimer
Strategic
Bond
Net assets at January 1, 2003	$ 5,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	371
Net realized gain (loss) on investments
and capital gains distributions	85
Net unrealized appreciation (depreciation) of investments	336
Net increase (decrease) in net assets from operations	792
Changes from principal transactions:
Total unit transactions	1,649
Increase (decrease) in net assets derived from
principal transactions	1,649
Total increase (decrease)	2,441
Net assets at September 30, 2003	$ 8,105

Net assets at January 1, 2004	$ 8,115

Increase (decrease) in net assets
Operations:
Net investment income (loss)	335
Net realized gain (loss) on investments
and capital gains distributions	142
Net unrealized appreciation (depreciation) of investments	(257)
Net increase (decrease) in net assets from operations	220
Changes from principal transactions:
Total unit transactions	497
Increase (decrease) in net assets derived from
principal transactions	497
Total increase (decrease)	717
Net assets at September 30, 2004	$ 8,832

The accompanying notes are an integral part of these financial statements.

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

  Organization

  ING Insurance Company of America Variable Annuity Account I (the "Account") was established by ING Insurance Company of America ("IICA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. IICA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business IICA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of IICA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of IICA.

  Contracts are identified in the Statement of Assets and Liabilities by the qualifiers IICA I, IICA II, and IICA III. IICA I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since June 28, 1995. IICA II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since May 1, 1998. Contracts are no longer sold under qualifiers IICA I and IICA II. IICA III Contracts represent certain group Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e) plans issued since September 24, 2000.

  At September 30, 2004, the Account had sixty-one active investment divisions (the "Divisions"), thirty-eight of which invest in independently managed mutual funds and twenty-three of which invest in mutual funds managed by an affiliate, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at September 30, 2004 and related Trusts are as follows:

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund - Series I Shares

  AIM V.I. Core Equity Fund - Series I Shares

  AIM V.I. Growth Fund - Series I Shares

  AIM V.I. Premier Equity Fund - Series I Shares

Alger American Funds: Alger American Balanced Portfolio - Class O Alger American Income & Growth Portfolio - Class O Alger American Leveraged AllCap Portfolio - Class O

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements (Unaudited)

  American Century® Investments:

  American Century® VP Balanced Fund

  American Century® VP International Fund

  Calvert Social Balanced Portfolio

  Federated Insurance Series:

  Federated American Leaders Fund II

  Federated Capital Income Fund II

  Federated Equity Income Fund II

  Federated Fund for US Government Securities II

  Federated High Income Bond Fund II

  Federated International Equity Fund II

  Federated Mid Cap Growth Strategies Fund II

  Federated Prime Money Fund II

  Fidelity® Investments Variable Insurance

  Products Funds:

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

  ING VP Balanced Portfolio, Inc. - Class R

  ING VP Emerging Markets Fund

  ING VP Intermediate Bond Portfolio - Class R

  ING VP Money Market Portfolio - Class R

  ING VP Natural Resources Trust

  ING Partners, Inc.:

  ING JPMorgan International Portfolio - Initial Class

  ING MFS Capital Opportunities Portfolio - Initial Class

  ING Salomon Brothers Aggressive Growth Portfolio - I Class

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING UBS U.S. Large Cap Equity Portfolio - Initial Class

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class R

  ING VP Strategic Allocation Growth Portfolio - Class R

  ING VP Strategic Allocation Income Portfolio - Class R

  ING Variable Funds:

  ING VP Growth and Income Portfolio - Class R

  ING Variable Portfolios, Inc.:

  ING VP Global Science and Technology Portfolio - Class I

  ING VP Growth Portfolio - Class I

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING VP International Equity Portfolio - Class I

  ING VP International Value Portfolio - Class I

  ING VP Small Company Portfolio - Class I

  ING VP Value Opportunity Portfolio - Class I

  Janus Aspen Series:

  Janus Aspen Series Balanced Portfolio - Institutional Shares

  Janus Aspen Series Flexible Income Portfolio - Institutional Shares

  Janus Aspen Series Growth Portfolio - Institutional Shares

  Janus Aspen Series MidCap Growth Portfolio - Institutional Shares

  Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

  Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares

  MFS® Variable Insurance Trust:

  MFS ® Strategic Income Series

  MFS® Total Return Series - Initial Class

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA®

  Oppenheimer Global Securities Fund/VA®

  Oppenheimer Main Street Fund/VA®

  Oppenheimer Strategic Bond Fund/VA®

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements (Unaudited)

  The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Federated Insurance Series:	Federated Insurance Series:
Federated Mid Cap Growth Strategies	Federated Growth Strategies
ING VP Intermediate Bond	ING VP Bond
ING Partners, Inc.:	ING Partners, Inc.:
ING JP Morgan International	ING JP Morgan Fleming International
ING UBS U.S. Large Cap Equity	ING MFS Research and Equity
MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® Strategic Income	MFS® Global Governments

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of IICA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of IICA.

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements (Unaudited)

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the Contractowners' aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by IICA and may result in additional amounts being transferred into the Account by IICA to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to IICA.

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover IICA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  IICA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.25% of the average daily net asset value of each Division of the Account.

  Administrative Charges

  A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.15% of the assets attributable to the Contracts.

  Premium Taxes

  Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, IICA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

  Other Charges

  Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to IICA.

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements (Unaudited)

  Related Party Transactions

  During the nine months ended September 30, 2004, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, Inc., ING Money Market Portfolio, ING Variable Funds, ING Strategic Allocation Portfolios, Inc., ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING VP Emerging Markets Fund, Inc. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund.

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements (Unaudited)

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	$ 3	$ -	$ 3	$ -
AIM V.I. Core Equity	287	269	391	86
AIM V.I. Growth	260	327	185	41
AIM V.I. Premier Equity	386	288	444	20
Alger American Funds:
Alger American Balanced	56	264	15	233
Alger American Income & Growth	42	333	11	186
Alger American Leveraged AllCap	13	185	6	187
American Century® Investments:
American Century® VP Balanced	3	60	6	101
American Century® VP International	3	100	7	49
Calvert Social Balanced	108	117	138	37
Federated Insurance Series:
Federated American Leaders	1,396	14,210	1,973	11,246
Federated Capital Income	463	1,634	604	1,493
Federated Equity Income	808	3,183	1,227	2,117
Federated Fund for US Government Securities	417	1,494	646	2,324
Federated High Income Bond	1,235	2,985	1,706	2,284
Federated International Equity	143	2,271	156	2,396
Federated Mid Cap Growth Strategies	133	3,842	442	2,991
Federated Prime Money	1,401	2,342	1,552	3,145
Fidelity® Investments Variable Insurance
Products Fund:
Fidelity® VIP Asset ManagerSM	1,520	2,021	1,004	1,089
Fidelity® VIP Contrafund®	3,661	4,936	3,871	5,024
Fidelity® VIP Equity-Income	3,317	7,015	7,975	9,987
Fidelity® VIP Growth	4,096	4,963	4,743	5,072
Fidelity® VIP High Income	1,893	4,956	5,704	1,751
Fidelity® VIP Index 500	2,920	6,350	5,103	5,359
Fidelity® VIP Investment Grade Bond	46	195	39	77
Fidelity® VIP Overseas	532	689	358	608
ING VP Balanced	2,603	1,859	2,519	1,644
ING VP Intermediate Bond	2,300	2,938	2,484	4,889
ING VP Emerging Markets	1	48	-	32
ING VP Money Market	16,440	18,260	34,053	43,967
ING VP Natural Resources	5	74	-	57

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
ING Partners, Inc.:
ING JPMorgan International	$ 1,205	$ 685	$ 182	$ 404
ING MFS Capital Opportunities	163	647	4,870	6,026
ING Salomon Brothers Aggressive Growth	106	2,690	3,419	4,051
ING T. Rowe Price Growth Equity	1,786	3,588	1,052	2,384
ING UBS U.S. Large Cap Equity	805	1,701	269	1,520
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	770	195	570	218
ING VP Strategic Allocation Growth	858	379	634	358
ING VP Strategic Allocation Income	318	322	423	501
ING Variable Funds:
ING VP Growth and Income	415	1,908	3,273	4,911
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	776	1,223	1,331	654
ING VP Growth	558	561	578	595
ING VP Index Plus LargeCap	2,851	2,031	4,138	2,832
ING VP Index Plus MidCap	20	4	3	-
ING VP Index Plus SmallCap	-	39	-	1
ING VP International Equity	718	432	133	85
ING VP International Value	47	1	-	-
ING VP Small Company	3,158	3,964	6,208	4,430
ING VP Value Opportunity	974	449	194	965
Janus Aspen Series:
Janus Aspen Series Balanced	583	3,623	964	4,298
Janus Aspen Series Flexible Income	923	2,300	1,782	5,318
Janus Aspen Series Growth	328	2,346	1,756	3,743
Janus Aspen Series MidCap Growth	1,540	2,498	4,801	5,569
Janus Aspen Series Worldwide Growth	466	6,192	601	6,919
Lord Abbett Growth and Income	225	5	-	-
MFS® Variable Insurance Trust:
MFS® Strategic Income	297	593	1,313	872
MFS® Total Return	2,189	4,003	2,298	3,521
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	1,127	1,919	3,336	2,728
Oppenheimer Global Securities	4,215	1,815	2,836	981
Oppenheimer Main Street	1,264	1,447	2,293	2,459
Oppenheimer Strategic Bond	2,134	1,302	3,603	1,583

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements (Unaudited)

  Changes in Units

  The net changes in units outstanding follow:

	Nine months ended September 30
	2004	2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	368	431
AIM V.I. Core Equity	5,023	50,488
AIM V.I. Growth	(11,149)	107,227
AIM V.I. Premier Equity	15,984	76,538
Alger American Funds:
Alger American Balanced	(10,770)	(12,459)
Alger American Income & Growth	(14,069)	(9,677)
Alger American Leveraged AllCap	(8,178)	(10,833)
American Century® Investments:
American Century® VP Balanced	(3,772)	(7,259)
American Century® VP International	(6,662)	(3,425)
Calvert Social Balanced	(241)	10,186
Federated Insurance Series:
Federated American Leaders	(636,311)	(581,156)
Federated Capital Income	(119,205)	(133,132)
Federated Equity Income	(198,611)	(102,875)
Federated Fund for US Government Securities	(83,142)	(126,884)
Federated High Income Bond	(171,207)	(116,168)
Federated International Equity	(142,073)	(193,557)
Federated Mid Cap Growth Strategies	(183,992)	(164,677)
Federated Prime Money	(75,179)	(126,866)
Fidelity® Investments Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM	(39,691)	(13,698)
Fidelity® VIP Contrafund®	(50,847)	(70,632)
Fidelity® VIP Equity-Income	(229,805)	(169,121)
Fidelity® VIP Growth	55,840	151,871
Fidelity® VIP High Income	(410,845)	397,091
Fidelity® VIP Index 500	(195,739)	(55,407)
Fidelity® VIP Investment Grade Bond	(11,983)	(4,336)
Fidelity® VIP Overseas	(10,804)	(28,914)
ING VP Balanced	89,668	109,425
ING VP Intermediate Bond	503,963	(170,887)
ING VP Emerging Markets	(4,922)	(4,227)
ING VP Money Market	(137,980)	(820,716)
ING VP Natural Resources	(4,774)	(4,568)

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004	2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
ING Partners, Inc.:
ING JPMorgan International	44,771	(23,685)
ING MFS Capital Opportunities	(41,833)	(124,298)
ING Salomon Brothers Aggressive Growth	(274,079)	(80,708)
ING T. Rowe Price Growth Equity	(91,898)	(84,422)
ING UBS U.S. Large Cap Equity	643,634	(169,860)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	38,071	22,855
ING VP Strategic Allocation Growth	30,180	23,595
ING VP Strategic Allocation Income	2,170	(6,200)
ING Variable Funds:
ING VP Growth and Income	(114,996)	(152,202)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	(113,212)	240,692
ING VP Growth	13,663	10,581
ING VP Index Plus LargeCap	142,191	221,720
ING VP Index Plus MidCap	1,126	240
ING VP Index Plus SmallCap	(2,642)	(1)
ING VP International Equity	33,158	8,330
ING VP International Value	4,430
ING VP Small Company	(7,408)	171,187
ING VP Value Opportunity	34,228	(55,364)
Janus Aspen Series:
Janus Aspen Series Balanced	(138,668)	(174,897)
Janus Aspen Series Flexible Income	(89,384)	(229,203)
Janus Aspen Series Growth	(128,797)	(156,518)
Janus Aspen Series MidCap Growth	(21,020)	3,304
Janus Aspen Series Worldwide Growth	(347,185)	(402,101)
Lord Abbett Growth and Income	21,577	-
MFS® Variable Insurance Trust:
MFS® Strategic Income	(26,484)	30,361
MFS® Total Return	(105,453)	(93,590)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	(57,907)	37,788
Oppenheimer Global Securities	155,933	181,431
Oppenheimer Main Street	(15,252)	397,163
Oppenheimer Strategic Bond	37,211	133,880

  ING INSURANCE COMPANY OF AMERICA

  VARIABLE ANNUITY ACCOUNT I

  Notes to Financial Statements (Unaudited)

  Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the nine months ended September 30, 2004 and 2003, and the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Capital Appreciation
2004*	2	$7.40	$ 14	-%	1.00%	-3.77%
2003*	1	$6.90	10	-	1.00%	15.00%
2002	1	$6.00	6	-	1.00%	-25.11%
2001	1	$8.01	4	12.41	1.00% to 1.25%	-24.05%
2000	-	$10.55	1	(a)	(a)	(a)
AIM V.I. Core Equity
2004*	339	$7.58	2,576	-	1.00% to 1.25%	0.53%
2003*	315	$6.82	2,155	-	1.00% to 1.25%	11.44%
2002	265	$6.12	1,625	0.40	1.00%	-16.42%
2001	174	$7.32	1,281	0.09	1.00% to 1.25%	-23.61%
2000	-	$9.58	1	(a)	(a)	(a)
AIM V.I. Growth
2004*	331	$4.93	1,632	-	1.00%	-2.76%
2003*	336	$4.58	1,541	-	1.00%	17.14%
2002	299	$3.91	1,170	-	1.00%	-31.66%
2001	256	$5.71	1,463	0.43	1.00% to 1.25%	-34.56%
2000	16	$8.73	140	(a)	(a)	(a)
AIM V.I. Premier Equity
2004*	352	$6.54	2,300	-	1.00%	-3.25%
2003*	328	$6.14	2,015	-	1.00%	12.45%
2002	252	$5.46	1,374	0.41	1.00%	-30.95%
2001	159	$7.91	1,257	4.22	1.00% to 1.25%	-13.44%
2000	-	$9.13	2	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Alger American Balanced
2004*	21	$19.08	$ 405	1.55%	1.40%	-3.05%
2003*	32	$18.58	600	2.22	1.40%	10.86%
2002	45	$16.76	750	1.56	1.40%	-13.52%
2001	68	$19.39	1,314	3.23	1.25% to 1.40%	-3.31%
2000	77	$20.05	1,538	(a)	(a)	(a)
Alger American Income & Growth
2004*	69	$19.40	1,348	0.53	1.40%	-2.85%
2003*	85	$17.86	1,521	0.33	1.40%	14.49%
2002	95	$15.60	1,479	0.60	1.40%	-32.07%
2001	131	$22.96	3,004	7.41	1.25% to 1.40%	-15.53%
2000	159	$27.19	4,315	(a)	(a)	(a)
Alger American Leveraged AllCap
2004*	78	$18.15	1,422	-	1.40%	-5.37%
2003*	90	$17.52	1,577	-	1.40%	21.33%
2002	101	$14.44	1,456	0.01	1.40%	-34.84%
2001	121	$22.16	2,671	3.44	1.25% to 1.40%	-17.11%
2000	142	$26.74	3,803	(a)	(a)	(a)
American Century® VP Balanced
2004*	8	$15.62	122	2.01	1.40%	2.02%
2003*	14	$14.36	201	2.93	1.40%	10.55%
2002	21	$12.99	277	2.74	1.40%	-10.82%
2001	23	$14.57	336	6.24	1.25% to 1.40%	-4.89%
2000	25	$15.32	383	(a)	(a)	(a)
American Century® VP International
2004*	31	$14.13	437	0.62	1.40%	-0.14%
2003*	38	$12.48	474	0.84	1.40%	8.24%
2002	41	$11.53	477	0.84	1.40%	-21.49%
2001	67	$14.69	979	10.52	1.25% to 1.40%	-30.17%
2000	90	$21.03	1,882	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Calvert Social Balanced
2004*	37	$9.63 to $11.44	$ 427	-%	1.00% to 1.40%	1.24% to 1.48%
2003*	29	$8.88 to $10.59	308	-	1.00% to 1.40%	-3.27% to 10.35%
2002	19	$8.03 to $9.61	182	2.65	1.00% to 1.40%	-13.38% to -12.46%
2001	20	$10.92 to $11.09	222	5.66	1.00% to 1.40%	-8.25% to -8.10%
2000	18	$11.88 to $12.09	220	(a)	(a)	(a)
Federated American Leaders
2004*	3,355	$20.45	68,681	1.46	1.25% to 1.40%	-0.24%
2003*	4,219	$17.93	75,763	1.58	1.25% to 1.40%	10.14%
2002	4,801	$16.28	78,300	1.15	1.25% to 1.40%	-21.33%
2001	5,677	$20.70	117,754	2.00	1.25% to 1.40%	-5.56%
2000	6,137	$21.92	134,796	(a)	(a)	(a)
Federated Capital Income
2004*	563	$12.10	6,846	4.54	1.25% to 1.40%	2.11%
2003*	737	$10.86	8,047	6.57	1.25% to 1.40%	9.04%
2002	870	$9.96	8,714	5.53	1.25% to 1.40%	-25.01%
2001	1,123	$13.28	14,993	3.52	1.25% to 1.40%	-14.94%
2000	1,282	$15.61	20,076	(a)	(a)	(a)
Federated Equity Income
2004*	1,199	$12.58	15,139	1.97	1.25% to 1.40%	1.94%
2003*	1,432	$10.92	15,704	1.98	1.25% to 1.40%	11.09%
2002	1,535	$9.83	15,168	2.03	1.25% to 1.40%	-21.85%
2001	1,809	$12.58	22,899	1.95	1.25% to 1.40%	-12.24%
2000	1,963	$14.34	28,257	(a)	(a)	(a)
Federated Fund for US Government Securities
2004*	252	$15.33	3,857	4.71	1.40%	1.59%
2003*	383	$15.09	5,779	3.97	1.40%	0.94%
2002	510	$14.95	7,622	3.39	1.40%	7.52%
2001	414	$13.90	5,750	5.53	1.25% to 1.40%	5.53%
2000	395	$13.18	5,208	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Federated High Income Bond
2004*	811	$15.54	$ 12,614	7.12%	1.25% to 1.40%	5.28%
2003*	1,059	$14.07	14,918	7.63	1.25% to 1.40%	14.86%
2002	1,175	$12.25	14,413	10.18	1.25% to 1.40%	-0.03%
2001	1,465	$12.25	17,955	10.78	1.25% to 1.40%	-0.05%
2000	1,630	$12.26	19,988	(a)	(a)	(a)
Federated International Equity
2004*	691	$14.07	9,749	-	1.25% to 1.40%	0.00%
2003*	874	$12.42	10,890	-	1.25% to 1.40%	14.79%
2002	1,068	$10.82	11,589	-	1.25% to 1.40%	-23.84%
2001	1,436	$14.21	20,460	13.04	1.25% to 1.40%	-30.42%
2000	1,699	$20.42	34,741	(a)	(a)	(a)
Federated Mid Cap Growth Strategies
2004*	895	$19.21	17,193	-	1.40%	2.02%
2003*	1,126	$16.74	18,841	-	1.40%	22.82%
2002	1,290	$13.63	17,585	-	1.40%	-27.38%
2001	1,710	$18.77	32,104	1.60	1.25% to 1.40%	-23.48%
2000	1,926	$24.53	47,248	(a)	(a)	(a)
Federated Prime Money
2004*	231	$12.24	2,827	0.45	1.40%	-0.57%
2003*	335	$12.34	4,138	0.57	1.40%	-0.48%
2002	462	$12.40	5,731	1.41	1.40%	-0.01%
2001	417	$12.41	5,175	3.90	1.25% to 1.40%	2.28%
2000	343	$12.13	4,159	(a)	(a)	(a)
Fidelity® VIP Asset ManagerSM
2004*	329	$11.43 to $15.99	4,810	3.30	1.25% to 1.40%	-1.17% to -1.12%
2003*	377	$10.90 to $15.27	5,301	3.54	1.25% to 1.40%	9.78% to 9.88%
2002	391	$9.92 to $13.91	5,092	3.86	1.25% to 1.40%	-10.01% to -9.87%
2001	428	$11.01 to $15.46	6,147	5.71	1.25% to 1.40%	-5.44% to -5.30%
2000	438	$11.62 to $16.35	6,672	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Contrafund®
2004*	1,298	$10.62 to $21.94	$ 26,354	0.35%	1.00% to 1.40%	4.68% to 4.94%
2003*	1,361	$9.10 to $18.87	23,936	0.46	1.00% to 1.40%	14.02% to 14.47%
2002	1,431	$7.95 to $16.55	22,088	0.88	1.00% to 1.40%	-10.62% to -10.25%
2001	1,631	$8.86 to $18.52	28,132	3.67	1.00% to 1.40%	-13.48% to -9.81%
2000	1,941	$9.82 to $21.40	38,834	(a)	(a)	(a)
Fidelity® VIP Equity-Income
2004*	2,068	$10.90 to $18.40	35,225	1.62	1.00% to 1.40%	0.99% to 1.30%
2003*	2,316	$9.43 to $15.98	34,451	1.81	1.00% to 1.40%	12.69% to 13.07%
2002	2,485	$8.34 to $14.18	32,897	1.80	1.00% to 1.40%	-18.11% to -17.77%
2001	2,801	$10.14 to $17.31	45,509	6.50	1.00% to 1.40%	-6.30% to 2.48%
2000	2,821	$9.90 to $18.47	49,034	(a)	(a)	(a)
Fidelity® VIP Growth
2004*	2,813	$6.92 to $15.06	27,292	0.27	1.00% to 1.40%	-5.70% to -5.46%
2003*	2,626	$6.60 to $14.42	25,899	0.26	1.00% to 1.40%	18.29% to 18.71%
2002	2,474	$5.56 to $12.19	22,175	0.25	1.00% to 1.40%	-31.09% to -30.80%
2001	2,207	$8.04 to $17.69	31,764	7.38	1.00% to 1.40%	-18.81% to -18.48%
2000	1,925	$9.86 to $21.79	39,717	(a)	(a)	(a)
Fidelity® VIP High Income
2004*	805	$8.75 to $11.75	9,074	8.87	1.25% to 1.40%	3.62% to 3.67%
2003*	1,187	$8.03 to $10.79	11,924	6.24	1.25% to 1.40%	19.36% to 19.67%
2002	790	$6.71 to $9.04	6,897	11.08	1.25% to 1.40%	2.00% to 2.15%
2001	945	$6.57 to $8.86	7,979	17.37	1.25% to 1.40%	-12.98% to -12.85%
2000	1,106	$7.54 to $10.18	10,694	(a)	(a)	(a)
Fidelity® VIP Index 500
2004*	1,277	$11.09 to $18.88	22,113	1.43	1.25% to 1.40%	0.27% to 0.45%
2003*	1,457	$9.88 to $16.86	22,682	1.45	1.25% to 1.40%	13.38% to 13.43%
2002	1,512	$8.71 to $14.87	20,521	1.36	1.25% to 1.40%	-23.34% to -23.22%
2001	1,830	$11.34 to $19.40	32,591	1.19	1.25% to 1.40%	-13.34% to -13.20%
2000	2,149	$13.07 to $22.38	44,133	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Investment Grade Bond
2004*	29	$15.92	$ 459	4.75%	1.40%	2.18%
2003*	41	$15.52	641	3.92	1.40%	3.33%
2002	46	$15.02	686	4.49	1.40%	8.80%
2001	67	$13.81	919	5.53	1.25% to 1.40%	6.94%
2000	75	$12.91	963	(a)	(a)	(a)
Fidelity® VIP Overseas
2004*	231	$10.08 to $13.34	2,898	1.20	1.25% to 1.40%	-1.62% to -1.56%
2003*	222	$8.83 to $11.70	2,478	0.84	1.25% to 1.40%	22.00% to 22.13%
2002	251	$7.23 to $9.59	2,309	0.83	1.25% to 1.40%	-21.40% to -21.28%
2001	244	$9.19 to $12.20	2,834	14.13	1.00% to 1.40%	-22.28% to -22.16%
2000	279	$11.80 to $15.70	4,168	(a)	(a)	(a)
ING VP Balanced
2004*	1,182	$10.44 to $17.93	14,041	2.03	1.00% to 1.40%	1.64% to 1.95%
2003*	1,029	$9.56 to $16.48	11,727	2.08	1.00% to 1.40%	9.50% to 9.89%
2002	919	$8.70 to $15.05	10,006	0.98	1.00% to 1.40%	-11.56% to -11.20%
2001	737	$9.80 to $17.02	9,754	6.16	1.00% to 1.40%	-5.56% to -5.17%
2000	474	$10.33 to $18.02	7,942	(a)	(a)	(a)
ING VP Emerging Markets
2004*	15	$9.96	147	-	1.40%	3.21%
2003*	20	$8.43	173	-	1.40%	26.77%
2002	25	$6.65	164	-	1.40%	-10.60%
2001	42	$7.43	313	21.63	1.25% to 1.40%	-11.68%
2000	53	$8.42	446	(a)	(a)	(a)
ING VP Intermediate Bond
2004*	661	$13.45 to $15.55	10,035	4.33	1.00% to 1.40%	2.50% to 2.65%
2003*	893	$13.47 to $15.06	13,198	1.73	1.25% to 1.40%	4.08% to 4.18%
2002	1,064	$12.93 to $14.47	15,106	3.62	1.25% to 1.40%	6.82% to 6.98%
2001	784	$12.09 to $13.55	10,374	6.63	1.00% to 1.40%	7.22% to 7.38%
2000	568	$11.26 to $12.64	7,033	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Money Market
2004*	1,492	$10.95 to $12.53	$ 18,027	0.97%	1.00% to 1.40%	-0.40% to -0.09%
2003*	2,089	$10.96 to $12.60	25,465	1.89	1.00% to 1.40%	-0.40% to -0.09%
2002	2,909	$10.97 to $12.65	35,752	3.44	1.00% to 1.40%	0.20% to 0.61%
2001	2,991	$10.91 to $12.62	36,764	4.11	1.00% to 1.40%	1.41% to 2.63%
2000	2,417	$10.76 to $12.32	29,041	(a)	(a)	(a)
ING VP Natural Resources
2004*	24	$16.10	380	1.00	1.40%	7.76%
2003*	28	$12.70	361	-	1.40%	9.39%
2002	33	$11.61	383	0.18	1.40%	-3.47%
2001	42	$12.02	506	-	1.25% to 1.40%	-17.12%
2000	51	$14.51	742	(a)	(a)	(a)
ING JPMorgan International
2004*	204	$10.54 to $11.06	2,266	1.26	1.25% to 1.40%	3.27% to 3.43%
2003*	153	$8.79 to $9.24	1,402	1.11	1.25% to 1.40%	10.13% to 10.29%
2002	176	$7.97 to $8.39	1,470	0.62	1.25% to 1.40%	-19.23% to -19.10%
2001	141	$9.86 to $10.38	1,456	24.41	1.00% to 1.40%	-27.96% to -27.84%
2000	111	$13.66 to $14.42	1,602	(a)	(a)	(a)
ING MFS Capital Opportunities
2004*	248	$10.65 to $11.16	2,762	0.43	1.25% to 1.40%	0.00% to 0.09%
2003*	329	$9.67 to $10.14	3,329	0.19	1.25% to 1.40%	14.71% to 14.85%
2002	453	$8.42 to $8.84	3,984	-	1.25% to 1.40%	-31.14% to -31.04%
2001	456	$12.20 to $12.84	5,817	16.63	1.00% to 1.40%	-25.82% to -25.70%
2000	681	$16.42 to $17.30	11,714	(a)	(a)	(a)
ING Salomon Brothers Aggressive Growth
2004*	1,037	$5.65 to $9.04	9,266	-	1.00% to 1.40%	0.11% to 0.36%
2003*	1,369	$5.11 to $8.21	11,111	-	1.00% to 1.40%	23.83% to 24.03%
2002	1,450	$4.12 to $6.63	9,494	-	1.00% to 1.40%	-36.21% to -35.95%
2001	1,978	$6.43 to $10.40	20,338	6.42	1.00% to 1.40%	-26.26% to -25.96%
2000	2,360	$8.68 to $14.10	32,921	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Growth Equity
2004*	1,023	$9.27 to $17.54	$ 17,356	0.16%	1.00% to 1.40%	-1.96% to -1.59%
2003*	1,122	$8.45 to $16.06	17,559	0.16	1.00% to 1.40%	-7.24% to 15.96%
2002	1,207	$7.27 to $13.85	16,326	0.18	1.00% to 1.40%	-24.37% to -20.23%
2001	1,421	$12.80 to $18.32	25,447	15.48	1.00% to 1.40%	-11.48% to -11.35%
2000	1,650	$14.43 to $20.69	33,378	(a)	(a)	(a)
ING UBS U.S. Large Cap Equity
2004*	732	$8.96 to $9.87	6,624	0.73	1.25% to 1.40%	2.52% to 2.71%
2003*	856	$7.92 to $8.71	6,855	0.58	1.25% to 1.40%	11.71% to 11.81%
2002	1,026	$7.09 to $7.79	7,353	0.19	1.25% to 1.40%	-25.95% to -25.83%
2001	1,315	$9.57 to $10.50	12,718	20.94	1.00% to 1.40%	-22.00% to -21.88%
2000	1,567	$12.27 to $13.44	19,399	(a)	(a)	(a)
ING VP Strategic Allocation Balanced
2004*	108	$10.91 to $15.45	1,621	1.43	1.25% to 1.40%	1.51% to 1.68%
2003*	69	$9.96 to $14.13	955	1.19	1.25% to 1.40%	9.37% to 9.57%
2002	47	$9.09 to $12.92	554	2.39	1.25% to 1.40%	-10.81% to -10.67%
2001	52	$10.18 to $14.48	675	2.79	1.00% to 1.40%	-8.30% to -8.16%
2000	56	$11.08 to $15.79	801	(a)	(a)	(a)
ING VP Strategic Allocation Growth
2004*	104	$10.31 to $15.65	1,597	0.89	1.25% to 1.40%	1.16% to 1.28%
2003*	82	$9.25 to $14.07	1,103	1.10	1.25% to 1.40%	11.49% to 11.58%
2002	58	$8.29 to $12.62	710	2.15	1.25% to 1.40%	-14.97% to -14.84%
2001	64	$9.73 to $14.84	914	1.58	1.00% to 1.40%	-12.79% to -12.65%
2000	83	$11.14 to $17.02	1,319	(a)	(a)	(a)
ING VP Strategic Allocation Income
2004*	111	$11.83 to $15.62	1,661	1.81	1.25% to 1.40%	1.76% to 1.89%
2003*	109	$11.02 to $14.58	1,567	2.43	1.25% to 1.40%	6.42% to 6.47%
2002	115	$10.35 to $13.70	1,561	2.72	1.25% to 1.40%	-5.69% to -5.54%
2001	143	$10.95 to $14.52	2,048	3.63	1.00% to 1.40%	-3.75% to -3.60%
2000	104	$11.36 to $15.09	1,581	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Growth and Income
2004*	862	$6.89 to $13.54	$ 9,961	0.93%	1.00% to 1.40%	-2.45% to -2.13%
2003*	978	$6.25 to $12.33	10,387	-	1.00% to 1.40%	10.48% to 10.82%
2002	1,131	$5.64 to $11.16	10,865	0.83	1.00% to 1.40%	-26.04% to -25.74%
2001	1,285	$7.59 to $15.10	17,195	0.62	1.00% to 1.40%	-19.55% to -15.90%
2000	1,435	$9.03 to $18.77	23,995	(a)	(a)	(a)
ING VP Global Science and Technology
2004*	671	$3.14 to $3.20	2,129	-	1.00% to 1.40%	-14.44% to -14.21%
2003*	534	$3.25 to $3.29	1,748	-	1.00% to 1.40%	26.95% to 27.24%
2002	293	$2.56 to $2.59	756	-	1.00% to 1.40%	-42.10% to -41.87%
2001	166	$4.42 to $4.45	735	-	1.00% to 1.40%	-24.04% to -23.75%
2000	41	$5.82 to $5.84	238	(a)	(a)	(a)
ING VP Growth
2004*	381	$6.18 to $12.77	2,946	0.13	1.00% to 1.40%	-4.42% to -4.19%
2003*	362	$5.86 to $12.15	2,777	-	1.00% to 1.40%	16.83% to 17.20%
2002	351	$5.00 to $10.40	2,359	-	1.00% to 1.40%	-29.94% to -29.65%
2001	348	$7.11 to $14.84	3,638	10.59	1.00% to 1.40%	-28.09% to -27.79%
2000	363	$9.84 to $20.64	6,861	(a)	(a)	(a)
ING VP Index Plus LargeCap
2004*	1,781	$8.07 to $16.81	16,991	1.04	1.00% to 1.40%	0.18% to 0.50%
2003*	1,517	$7.19 to $15.04	13,649	1.16	1.00% to 1.40%	11.49% to 11.82%
2002	1,296	$6.43 to $13.49	10,983	0.23	1.00% to 1.40%	-22.63% to -22.31%
2001	905	$8.25 to $17.44	11,476	4.80	1.00% to 1.40%	-14.84% to -14.48%
2000	649	$9.68 to $20.48	12,035	(a)	(a)	(a)
ING VP Index Plus MidCap
2004*	6	$14.82	82	-	1.00%	3.56%
2003*	4	$12.72	55	-	1.00%	16.48%
2002	4	$10.92	45	0.41	1.00%	-12.97%
2001	3	$12.54	39	8.59	1.00%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Index Plus SmallCap
2004*	-	$14.83	$ 1	-%	1.00%	7.08%
2003*	3	$12.17	33	-	1.00%	18.50%
2002	3	$10.27	28	0.14	1.00%	-14.07%
2001	2	$11.95	32	10.40	1.00%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP International Equity
2004*	97	$7.00 to $8.29	770	1.43	1.00% to 1.40%	1.61% to 1.89%
2003*	55	$5.95 to $7.06	371	1.23	1.00% to 1.40%	12.90% to 13.12%
2002	46	$5.26 to $6.25	281	0.22	1.00% to 1.40%	-27.71% to -27.41%
2001	46	$7.24 to $8.63	383	0.09	1.00% to 1.40%	-24.95% to -24.64%
2000	59	$9.61 to $11.48	676	(a)	(a)	(a)
ING VP International Value
2004*	4	$10.61	47	(c)	1.00%	(c)
2003*	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Small Company
2004*	933	$12.67 to $19.37	14,416	0.28	1.00% to 1.40%	-0.26% to 0.00%
2003*	847	$11.44 to $17.56	12,449	0.28	1.00% to 1.40%	22.54% to 22.88%
2002	676	$9.31 to $14.33	8,445	0.64	1.00% to 1.40%	-24.30% to -23.99%
2001	507	$12.25 to $18.93	9,047	3.07	1.00% to 1.40%	2.54% to 2.96%
2000	455	$11.89 to $18.46	8,152	(a)	(a)	(a)
ING VP Value Opportunity
2004*	239	$9.23 to $16.58	3,632	0.98	1.00% to 1.40%	1.28% to 1.65%
2003*	209	$8.10 to $14.62	2,812	0.82	1.00% to 1.40%	9.76% to 10.05%
2002	264	$7.36 to $13.32	3,282	0.50	1.00% to 1.40%	-27.00% to -26.70%
2001	390	$10.05 to $18.25	6,718	5.60	1.00% to 1.40%	-10.89% to -8.87%
2000	352	$11.02 to $20.48	6,820	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Series Balanced
2004*	571	$10.43 to $22.76	$ 11,720	0.74%	1.00% to 1.40%	1.02% to 1.36%
2003*	793	$9.66 to $21.16	15,280	1.24	1.00% to 1.40%	5.59% to 5.92%
2002	968	$9.12 to $20.04	17,715	2.38	1.00% to 1.40%	-7.76% to -7.38%
2001	989	$9.84 to $21.72	19,636	2.54	1.00% to 1.40%	-6.05% to 0.72%
2000	1,104	$9.77 to $23.12	23,240	(a)	(a)	(a)
Janus Aspen Series Flexible Income
2004*	253	$13.30 to $17.14	4,124	2.22	1.00% to 1.40%	1.90% to 1.98%
2003*	420	$13.58 to $16.79	6,782	2.30	1.25% to 1.40%	4.74% to 4.86%
2002	649	$12.95 to $16.03	10,027	4.31	1.25% to 1.40%	8.93% to 9.10%
2001	512	$11.87 to $14.72	7,279	5.65	1.00% to 1.40%	6.22% to 6.38%
2000	356	$11.16 to $13.86	4,666	(a)	(a)	(a)
Janus Aspen Series Growth
2004*	492	$6.23 to $15.47	7,107	0.02	1.00% to 1.40%	-6.01% to -5.75%
2003*	679	$5.86 to $14.61	9,302	-	1.00% to 1.40%	15.31% to 17.43%
2002	836	$5.07 to $12.67	9,846		1.00% to 1.40%	-27.54% to 1.52%
2001	1,166	$11.40 to $17.49	19,187	0.26	1.00% to 1.40%	-25.80% to -25.68%
2000	1,406	$15.34 to $23.57	31,014	(a)	(a)	(a)
Janus Aspen Series MidCap Growth
2004*	1,228	$5.25 to $14.65	9,962	-	1.00% to 1.40%	3.75% to 4.17%
2003*	1,201	$4.55 to $12.76	9,212	-	1.00% to 1.40%	20.38% to 20.69%
2002	1,197	$3.77 to $10.60	8,360	-	1.00% to 1.40%	-28.95% to -28.65%
2001	1,243	$5.28 to $14.92	13,647	-	1.00% to 1.40%	-40.31% to -40.06%
2000	1,110	$8.82 to $25.00	25,895	(a)	(a)	(a)
Janus Aspen Series Worldwide Growth
2004*	1,446	$6.71 to $17.81	21,305	0.46	1.00% to 1.40%	-6.21% to -6.02%
2003*	1,908	$6.34 to $16.87	27,036	0.82	1.00% to 1.40%	8.63% to 9.12%
2002	2,310	$5.81 to $15.53	30,978	0.83	1.00% to 1.40%	-26.55% to -26.24%
2001	2,897	$7.88 to $21.14	54,632	0.44	1.00% to 1.40%	-23.53% to -23.22%
2000	3,253	$10.27 to $27.65	84,022	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Lord Abbett Growth and Income
2004*	22	$10.31	$ 222	(c)%	1.00%	(c)
2003*	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
MFS ® Strategic Income
2004*	81	$13.06 to $13.38	1,074	4.80	1.25% to 1.40%	3.16%
2003*	126	$12.36 to $12.68	1,589	6.83	1.25% to 1.40%	6.38% to 6.46%
2002	95	$11.61 to $11.92	1,134	2.57	1.25% to 1.40%	6.89% to 7.05%
2001	50	$10.85 to $11.15	559	3.16	1.25% to 1.40%	3.28% to 3.43%
2000	61	$10.49 to $10.80	651	(a)	(a)	(a)
MFS® Total Return
2004*	997	$14.00 to $18.30	17,221	1.61	1.25% to 1.40%	2.87% to 3.02%
2003*	1,123	$12.73 to $16.67	17,771	1.82	1.25% to 1.40%	7.48% to 7.61%
2002	1,217	$11.83 to $15.51	17,806	1.87	1.25% to 1.40%	-6.50% to -6.35%
2001	1,281	$12.63 to $16.59	20,066	5.25	1.25% to 1.40%	-1.17% to -1.01%
2000	1,070	$12.76 to $16.78	16,787	(a)	(a)	(a)
Oppenheimer Aggressive Growth
2004*	299	$10.95 to $13.49	3,825	-	1.25% to 1.40%	5.39% to 5.49%
2003*	340	$9.95 to $12.27	4,000	-	1.25% to 1.40%	18.67% to 18.88%
2002	302	$8.37 to $10.34	2,987	0.68	1.25% to 1.40%	-28.80% to -28.69%
2001	400	$11.74 to $14.52	5,569	15.42	1.25% to 1.40%	-32.24% to -32.14%
2000	474	$17.30 to $21.42	9,743	(a)	(a)	(a)
Oppenheimer Global Securities
2004*	1,111	$12.23 to $20.02	16,911	1.23	1.00% to 1.40%	1.42% to 1.75%
2003*	837	$10.31 to $16.95	10,719	0.71	1.00% to 1.40%	21.07% to 21.44%
2002	656	$8.49 to $14.00	7,124	0.52	1.00% to 1.40%	-23.23% to -22.91%
2001	376	$11.01 to $18.23	5,455	8.61	1.00% to 1.40%	-13.28% to -12.92%
2000	308	$12.65 to $21.02	6,287	(a)	(a)	(a)

ING INSURANCE COMPANY OF AMERICA

VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements (Unaudited)

					Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Main Street
	2004*	656	$9.71 to $12.57	$ 7,709	0.84%	1.25% to 1.40%	-0.48% to -0.41%
	2003*	645	$8.67 to $11.35	6,852	0.96	1.25% to 1.40%	12.38% to 12.45%
	2002	665	$7.79 to $10.10	6,276	0.78	1.25% to 1.40%	-19.94% to -19.81%
	2001	788	$9.71 to $12.62	9,280	0.55	1.25% to 1.40%	-11.43% to -11.29%
	2000	886	$10.95 to $14.25	11,851	(a)	(a)	(a)
Oppenheimer Strategic Bond
	2004*	613	$13.59 to $14.65	8,832	4.90	1.00% to 1.40%	2.52% to 2.95%
	2003*	594	$12.69 to $13.74	8,105	6.39	1.00% to 1.40%	11.98% to 12.30%
	2002	460	$11.30 to $12.27	5,664	6.30	1.00% to 1.40%	5.94% to 6.37%
	2001	364	$10.62 to $11.58	4,138	5.71	1.00% to 1.40%	1.72% to 3.52%
	2000	317	$10.33 to $11.21	3,479	(a)	(a)	(a)

*	Data for 2004 and 2003 is presented as of September 30. The Investment Income Ratio and Total Return are calculated for the preceeding nine month period.

(a)	Not provided for 2000.
(b)	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
(c)	As this investment Division was not available until 2004*, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
	The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain
	items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this
	table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Insurance Company of America

(A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

For the period ended September 30, 2004

INDEX

PAGE

1

ING Insurance Company of America

(A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

Form 10-Q for the period ended September 30, 2004

Condensed Statements of Income

(Unaudited)

(Millions)

	Three months ended September 30,		Nine months ended September 30,
	2004	2003	2004	2003
Revenue:
Fee income	$ 2.2	$ 2.4	$ 7.0	$ 7.7
Net investment income	2.3	2.0	7.2	7.1
Net realized capital gains	0.9	0.4	1.1	1.4
Total revenues	5.4	4.8	15.3	16.2
Benefits, losses and expenses:
Benefits:
Interest credited and other benefits to policyholders	0.9	1.9	3.9	5.7
Underwriting, acquisition, and insurance expenses:
General expenses	0.4	0.6	1.1	1.5
Commissions	0.5	0.4	1.4	1.3
Policy acquisition costs deferred	(0.1)	-	(0.4)	(0.3)
Amortization of deferred policy acquisition costs
and value of business acquired	1.4	(1.1)	4.0	2.0
Total benefits, losses and expenses	3.1	1.8	10.0	10.2
Income before income taxes	2.3	3.0	5.3	6.0
Income tax (benefit) expense	(0.1)	0.8	0.8	1.3
Net income	$ 2.4	$ 2.2	$ 4.5	$ 4.7

The accompanying notes are an integral part of these financial statements.

2

ING Insurance Company of America

(A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

Condensed Balance Sheets

(Unaudited)

(Millions, except share data)

	September 30,	December 31,
	2004	2003
	(Unaudited)
Assets
Investments:
Fixed maturities, available for sale, at fair value (amortized
cost of $193.6 at 2004 and $127.9 at 2003)	$ 198.2	$ 133.1
Securities pledged (amortized cost of $0.7 at 2004)	0.7	-
Total investments	198.9	133.1
Cash and cash equivalents	5.9	4.8
Short term investments under securities loan agreement	0.7	-
Accrued investment income	1.6	1.3
Deferred policy acquisition costs	1.0	0.9
Value of business acquired	28.7	31.6
Other assets	2.8	20.3
Assets held in separate accounts	522.6	660.7
Total assets	$ 762.2	$ 852.7

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
Other policyholder's funds	$ 128.7	$ 86.6
Due to affiliates	2.7	0.6
Payables under securities loan agreement	0.7	-
Current income taxes	2.1	1.7
Deferred income taxes	8.0	7.9
Other liabilities	2.2	2.6
Liabilities related to separate accounts	522.6	660.7
Total liabilities	667.0	760.1

Shareholder's equity:
Common stock (35,000 shares authorized, 25,500 issued and
outstanding; $100 per share par value)	2.5	2.5
Additional paid-in capital	181.2	181.2
Accumulated other comprehensive income	0.3	2.2
Retained deficit	(88.8)	(93.3)
Total shareholder's equity	95.2	92.6
Total liabilities and shareholder's equity	$ 762.2	$ 852.7

The accompanying notes are an integral part of these financial statements.

3

ING Insurance Company of America

(A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

Condensed Statements of Changes in Shareholder's Equity

(Unaudited)

(Millions)

	Nine months ended September 30,
	2004	2003
Shareholder's equity, beginning of period	$ 92.6	$ 85.9
Comprehensive income:
Net income	4.5	4.7
Other comprehensive (loss) income net of tax: Unrealized (loss) gain
on securities ($(2.9) and $0.3, pretax year to date)	(1.9)	0.2
Total comprehensive income	2.6	4.9
Other	-	(0.1)
Shareholder's equity, end of period	$ 95.2	$ 90.7

The accompanying notes are an integral part of these financial statements.

4

ING Insurance Company of America

(A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

Condensed Statements of Cash Flows

(Unaudited)

(Millions)

	Nine months ended September 30,
	2004	2003
Net cash (used for) provided by operating activities	$ (4.7)	$ 2.5
Cash flows provided by (used for) investing activities
Proceeds from the sale, maturity or repayment of fixed maturities,
available for sale	201.5	191.9
Acquisition of fixed maturities, available for sale	(195.9)	(200.5)
Net cash provided by (used for) investing activities	5.6	(8.6)
Cash flows provided by financing activities
Deposits and interest credited for investment contracts	0.2	5.9
Maturities and withdrawals from investment contracts	-	(1.5)
Other, net	-	(3.5)
Net cash provided by financing activities	0.2	0.9
Net change in cash and cash equivalents	1.1	(5.2)
Cash and cash equivalents, beginning of period	4.8	5.2
Cash and cash equivalents, end of period	$ 5.9	$ -

The accompanying notes are an integral part of these financial statements.

5

ING Insurance Company of America

(A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

Notes to Condensed Financial Statements (Unaudited)
  Basis of Presentation

  ING Insurance Company of America ("IICA" or the "Company"), is a provider of financial products and services in the United States. The Company is a wholly-owned subsidiary of ING Life Insurance and Annuity Company ("ILIAC"). ILIAC is a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"). Lion Connecticut's ultimate parent is ING Groep N.V. ("ING"), a financial services company based in The Netherlands.

  The condensed financial statements and notes as of September 30, 2004 and December 31, 2003 and for the three and nine months ended September 30, 2004 and 2003 ("interim periods") have been prepared in accordance with U.S. generally accepted accounting principles and are unaudited. The condensed financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods. These condensed financial statements and notes should be read in conjunction with the financial statements and related notes as presented in the Company's 2003 Annual Report on Form 10-K. The results of operations for the interim periods may not be considered indicative of results to be expected for the full year.

  The Company has one operating segment, U.S. Financial Services ("USFS"), and all revenue reported by the Company comes from external customers.

  Recently Adopted Accounting Standards

  Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

  The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that revenues and expenses related to such arrangements be consolidated with the respective revenue and expense lines in the Condensed Statement of Operations. In addition, the SOP requires additional liabilities be established for certain guaranteed death and other benefits and for Universal Life products with certain patterns of cost of insurance charges, and that sales inducements provided to contractholders be recognized on the balance sheet separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs.

  6

  ING Insurance Company of America

  (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

  Notes to Condensed Financial Statements (Unaudited)

  The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP's requirements to account for certain separate account arrangements as general account arrangements. Requirements to establish additional liabilities for minimum guarantee benefits are applicable to the Company, however, the Company's policies on policy liabilities have historically been, and continue to be, in conformity with the requirements newly established. Requirements for recognition of additional liabilities for Universal Life products with certain patterns of cost of insurance charges are not applicable to the Company.

  The adoption of SOP 03-1 did not have a significant effect on the Company's results of operations, and had no impact on the Company's net income.

  The implementation of SOP 03-1 raised questions regarding the interpretation of the requirements of Financial Accounting Standard ("FAS") No. 97, concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,' Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004 and has evaluated the impact of the guidance on whether the Company is required to establish an unearned revenue reserve on its existing and new business. The adoption of FSP FAS 97-1 did not have an impact on the Company's financial position, results of operations or cash flows.

  The Meaning of Other Than Temporary Impairment and its Application to Certain Investments

  In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on EITF Issue No. 03-1 ("EITF 03-1"), "The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments," requiring that a three-step impairment model be applied to securities within its scope. The three-step model is to be applied on a security-by-security basis as follows:

  Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

  Step 2: Evaluate whether an impairment is other than temporary.

  Step 3: If the impairment is other than temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

  On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, 'The Meaning of Other Than Temporary Impairment and Its Application to Certain

  7

  ING Insurance Company of America

  (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

  Notes to Condensed Financial Statements (Unaudited)

  Investments,'" which delayed EITF 03-1's original effective date of July 1, 2004 for the paragraphs of the guidance surrounding steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other than temporary impairments are still to be recognized as required by existing guidance.

  Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other than temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and included in the Investments footnote of the Notes to Financial Statements included in the Company's December 31, 2003 Form 10-K. In addition to the disclosure requirements adopted by the Company effective December 31, 2003, the final consensus of EITF 03-1 reached in March 2004 included additional disclosure requirements that are effective for annual financial statements for fiscal years ending after June 15, 2004.

  New Accounting Pronouncements

  In September 2004, the AICPA issued Technical Practice Aid 6300.05-6300.08 "Q&As Related to the Implementation of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "TPA"). The TPA provides additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under the SOP. The Company is currently evaluating the impact of the TPA and anticipates it will have no impact on the Company's financial position, results of operations or cash flows.

  Deferred Policy Acquisition Costs and Value of Business Acquired

  Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of business acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

  The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No.

  8

  ING Insurance Company of America

  (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

  Notes to Condensed Financial Statements (Unaudited)

  60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

  Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

  Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

  VOBA activity for the nine month periods ended September 30, 2004 and 2003 was as follows:

(Millions)	2004	2003
Balance at December 31	$ 31.6	$ 34.2
Interest accrued at 5% - 7%	1.3	1.8
Amortization	(4.9)	(3.6)
Adjustment for unrealized gain (loss)	0.7	(0.3)
Balance at September 30	$ 28.7	$ 32.1

  Separate Accounts

  Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

  Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract in shares of mutual funds which are managed by the Company, or in other selected mutual funds not managed by the Company.

  9

  ING Insurance Company of America

  (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

  Notes to Condensed Financial Statements (Unaudited)

  Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Condensed Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Condensed Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Condensed Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

  Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Condensed Balance Sheets (those arrangements supporting the guaranteed interest option), and revenues and expenses related to such arrangements, were reclassified to the general account on January 1, 2004, in accordance with the SOP requirements.

  Additional Insurance Benefits and Minimum Guarantees

  Under SOP 03-1, the Company calculates an additional liability (the "SOP reserve") for certain guaranteed benefits in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

  The SOP reserve calculated is the minimum guaranteed death benefits ("MGDB") reserve and is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the MGDB SOP reserve at September 30, 2004:

Area	Assumptions/Basis for Assumptions
Data used	Based on 101 investment performance scenarios stratified based on
10,000 random generated scenarios
Mean investment performance	8.5%
Volatility	18.0%
Mortality	60.0% of the 90-95 ultimate mortality table
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	6.5%, based on the portfolio earned rate of the general account

  10

  ING Insurance Company of America

  (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

  Notes to Condensed Financial Statements (Unaudited)

  As of September 30, 2004, the separate account liability subject to SOP 03-1 for minimum guaranteed benefits and the additional liability recognized related to minimum guarantees is $496.5 million and $0.2 million, respectively. During the nine months ended September 30, 2004, there were no incurred guaranteed benefits or paid guaranteed benefits. The net amount at risk (net of reinsurance) and the weighted average attained age of contractholders is $7.5 million and 72, respectively, as of September 30, 2004.

  The aggregate fair value of equity securities (including mutual funds) supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of September 30, 2004 is $496.5 million.

  Income Taxes

  The Company's effective tax rates for the three months ended September 30, 2004 and 2003 were (4.3)% and 26.7%, respectively. Effective tax rates for the nine months ended September 30, 2004 and 2003 were 15.1% and 21.7%, respectively. The decrease in effective rates for both the three and nine months ended September 30, 2004, is primarily due to the tax benefit associated with the settlement of the 1998-2000 IRS audit. The benefit, which relates primarily to the separate account dividends received deduction, reduced the three month and nine month year over year effective rates by 37.5% and 15.3%, respectively. Additionally, the prior year nine months results include an increase in tax due to a non-recurring prior year refinement of the deferred tax balance.

  Commitments and Contingent Liabilities

  Litigation

  The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

  11

  ING Insurance Company of America

  (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

  Notes to Condensed Financial Statements (Unaudited)
  Reclassification and Changes to Prior Year Presentation

Certain reclassifications have been made to prior year quarterly financial information as stated in the Company's 2003 Form 10-K to conform to the current year classifications.

The changes were made to the 2003 classification of MGDB excess claims, which previously were included as a reduction to fee income. These changes had no impact on net income or shareholder's equity of the Company. The following summarizes the change in classification to each financial statement line item (in millions):

	Previously		Restated
Three months ended March 31, 2003	Reported 2003	Adjustment	2003

Fee income	$ 1.9	$ 0.6	$ 2.5
Total revenue	4.7	0.6	5.3
Interest credited and other benefits to policyholders	1.8	0.6	2.4
Total expense	4.5	0.6	5.1

	Previously		Restated
Six Months ended June 30, 2003	Reported 2003	Adjustment	2003

Fee income	$ 3.6	$ 1.7	$ 5.3
Total revenue	9.7	1.7	11.4
Interest credited and other benefits to policyholders	2.1	1.7	3.8
Total expense	6.7	1.7	8.4

	Previously		Restated
Nine Months ended September 30, 2003	Reported 2003	Adjustment	2003

Fee income	$ 5.0	$ 2.7	$ 7.7
Total revenue	13.5	2.7	16.2
Interest credited and other benefits to policyholders	3.0	2.7	5.7
Total expense	7.5	2.7	10.2

	Previously		Restated
Twelve Months ended December 31, 2003	Reported 2003	Adjustment	2003

Fee income	$ 6.7	$ 3.0	$ 9.7
Total revenue	15.6	3.0	18.6
Interest credited and other benefits to policyholders	0.3	3.0	3.3
Total expense	7.3	3.0	10.3

12

VARIABLE ANNUITY ACCOUNT I PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(1)(a)	Condensed Financial Information for period ended September 30, 2004 included in Part A
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account I:
-	Report of Independent Auditors
-	Statement of Assets and Liabilities as of December 31, 2003
-	Statement of Operations for the year ended December 31, 2003
-	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
-	Notes to Financial Statements
Financial Statements of ING Insurance Company of America:
-	Report of Independent Auditors
-	Income Statements for the years ended December 31, 2003, 2002 and 2001
-	Balance Sheets as of December 31, 2003 and 2002
-	Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
-	Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
-	Notes to Financial Statements
(2)(a)	Unaudited Financial Statements of Variable Annuity Account I included in Part B
-	Unaudited Statements of Assets and Liabilities as of September 30, 2004
-	Unaudited Statements of Operations for the nine months ended September 30, 2004
-	Unaudited Statements of Changes in Net Assets for the nine months ended September 30, 2004 and 2003
-	Notes to Unaudited Financial Statements
Unaudited Financial Statements of ING Insurance Company of America included in Part B
-	Unaudited Condensed Statements of Income for the three months ended September 30, 2004 and 2003, and for the nine months ended September 30, 2004 and 2003
-	Unaudited Condensed Balance Sheets as of September 30, 2004 and December 31, 2003
-	Unaudited Condensed Statements of Changes in Shareholder's Equity for the nine months ended September 30, 2004 and 2003
-	Unaudited Condensed Statements of Cash Flows for the nine months ended September 30, 2004 and 2003
-	Notes to Unaudited Condensed Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account I • Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
	(2)	Not Applicable
	(3.1)	Selling Agreement • Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
(3.2)

Principal Underwriting Agreement between Aetna Insurance Company of America and Aetna Investment Services, LLC effective as of November 17, 2000 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

	(4.1)	Variable Annuity Contract (G2-CDA-99(TORP)FL) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
(4.2)

Certificate (GTCC2-99(TORP)FL) to Variable Annuity Contract
G2-CDA-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.

(4.3)

Endorsement EEGTRRA2(01) to Contract G2-CDA-99(TORP)FL and Contract Certificate GTCC2-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(4.4)

Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate GTCC2-99(TORP)(FL) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(4.5)

Endorsement E-LOAN2TORP(1/02) to Contract G2-CDA-99(TORP)FL and Certificate GTCC2-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

	(5)	Variable Annuity Contract Application 300-MOP-02 FL-IICA
(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Insurance Company of America (formerly Aetna Insurance Company of America) • Incorporated by reference to ING Insurance Company of America annual report on Form 10K (File No. 33-81010), as filed on March 28, 2002.

(6.2)

By-laws (restated as of January 1, 2002) of ING Insurance Company of America (formerly Aetna Insurance Company of America) • Incorporated by reference to ING Insurance Company of America annual report on Form 10K (File No. 33-81010), as filed on March 28, 2002.

	(7)	Not Applicable
(8.1)

Fund Participation Agreement dated November 1, 1999 by and among Aetna Insurance Company of America, AIM Variable Insurance Funds and A I M Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.

(8.2)

First Amendment dated as of November 17, 2000 to Participation Agreement dated as of November 1, 1999 by and among Aetna Insurance Company of America, AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 16, 2001.

(8.3)

Service Agreement dated November 1, 1999 between Aetna Insurance Company of America and AIM Advisors, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.

(8.4)

First Amendment dated October 1, 2000 to Service Agreement dated November 1, 1999 between Aetna Insurance Company of America and AIM Advisors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 16, 2001.

(8.5)

Amendment dated as of July 12, 2002 to Fund Participation Agreement dated November 1, 1999, as amended on November 17, 2000 among AIM Variable Insurance funds (Formerly AIM Variable Insurance Funds, Inc.), AIM Distributors, Inc., Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

(8.6)

Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.7)

Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.8)

Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

(8.9)

Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.10)

First Amendment dated as of May 1, 2000 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.11)

Second Amendment dated as of June 26, 2001 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

(8.12)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

(8.13)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.14)

Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.15)

First Amendment dated as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.16)

Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.17)

First Amendment dated as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.18)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.19)

Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.20)

Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.21)

Amendment dated January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2002.

(8.22)

Second Amendment dated as of December 10, 2003 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.23)

Administrative Services Agreement dated as of July 20, 2001 by and between Franklin Templeton Services, LLC and Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

	(8.24)	Form of Fund Participation Agreement between ING Investors Trust and ING Insurance Company of America
(8.25)

Fund Participation Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.

(8.26)

Amendment dated October 12, 1998 to Fund Participation dated December 8, 1997 Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.

(8.27)

Amendment dated August 1, 2000 to Fund Participation Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

(8.28)

Letter Agreement dated December 7, 2001 between Janus and Aetna Insurance Company of America reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.29)

Service Agreement dated as of December 8, 1997 between Janus Capital Corporation and Aetna Insurance Company of America • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.

(8.30)

First Amendment dated as of August 1, 2000 to Service Agreement dated as of December 8, 1997 between Janus Capital Corporation and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

(8.31)

Distribution and Shareholder Service Agreement (Service Shares) dated as of August 1, 2000 between Janus Distributors, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

(8.32)

Letter Agreement dated October 19, 2001 between Janus and Aetna Insurance Company of America reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.33)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.34)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.35)

Fund Participation Agreement dated April 1, 1997 between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

(8.36)

Service Agreement dated April 1, 1997 between Aetna Insurance Company of America and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

(8.37)

Participation Agreement dated as of May 1, 2001 among Aetna Insurance Company of America, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.38)

Amendment dated August 30, 2002 between ING Insurance Company of America, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.

(8.39)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Insurance Company of America (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.

	(8.40)	Participation Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust, PIMCO Advisors and Distributors, LLC
	(8.41)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust and ING Insurance Company of America (Administrative)
	(8.42)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust and ING Insurance Company of America
(8.43)

Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Insurance Company of America, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.44)

Participation Agreement dated as of December 5, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.45)

Amendment dated as of March 5, 2002 to Participation Agreement dated as of December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.46)

Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and ING Insurance Company of America to the Participation Agreement dated as of December 5, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.

(8.47)

Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

(8.48)

Shareholder Servicing Agreement (Service Class Shares) dated as May 1, 2002 between Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING Insurance Company of America) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.49)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Insurance Company of America to the Shareholder Servicing Agreement (Service Class Shares) dated May 1, 2002 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.

(8.50)

Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

(8.51)

Fund Participation Agreement dated as of May 1 2004 between Columbia Advisers Trust, Columbia Wanger Asset Management LP, and ING Insurance Company of America (Wanger Funds) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.52)

Service Agreement with Investment Adviser dated as of May 1, 2004 between Columbia Wanger Asset Management, LP ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.53)

(Retail) Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company • Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319 for SelectHLife Variable Account of ReliaStar Life Insurance Company, as filed on July 17, 2003.

(8.54)

(Retail) Business Agreement dated April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company • Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319 for SelectHLife Variable Account of ReliaStar Life Insurance Company, as filed on July 17, 2003.

(8.55)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc. Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(8.56)

(Retail) Amendment dated November 21, 2000 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(8.57)

(Retail) Third Amendment effective as of February 1, 2002 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(8.58)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of May7, 2004 between Hibernia, ING Life Insurance and Annuity Company and ING Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.59)

(Retail) Supplement to Selling and Services Agreement and Fund Participation Agreement dated as of May7, 2004 between Hibernia, ING Life Insurance and Annuity Company and ING Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.60)

(Retail) Participation Agreement dated as of August 8, 2000 between Aetna Insurance Company of America and PAX World Balanced Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

(8.61)

(Retail) Participation Agreement dated as of August 15, 2000 between Aetna Insurance Company of America, OppenheimerFunds Distributor, and OppenheimerFunds Services • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

	(8.62)	Sample Administrative Service Agreement • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
	(9)	Opinion and Consent of Counsel
	(10)	Consent of Independent Registered Public Accounting Firm
	(11)	Not applicable
	(12)	Not applicable
(13.1)

Powers of Attorney • Incorporated herein by reference to Registration Statement on Form N-4 for Separate Account N of ReliaStar Life Insurance Company, as filed with the Securities and Exchange Commission on November 19, 2004 (File Nos. 333-120636, 811-09002).

	(13.2)	Certificate of Resolution Authorizing Signatures • Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay[1]	Director
Thomas Joseph McInerney[1]	Director
Kathleen Ann Murphy[1]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Sue A.Collins[2]	Senior Vice President
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, California 94588	Senior Vice President
Shaun Patrick Mathews[2]	Senior Vice President
Stephen Joseph Preston[3]	Senior Vice President
Boyd George Combs[1]	Senior Vice President, Tax
James G. Auger[2]	Vice President
Linda Beblo[3]	Vice President
Jeoffrey A. Block[4]	Vice President
Kevin P. Brown[2]	Vice President
Elizabeth A. Clifford[3]	Vice President
Patricia Marie Corbett[4]	Vice President
Terrence O. Davis[3]	Vice President
Robert B. DiMartino[2]	Vice President
Shari Ann Enger[3]	Vice President
Julie A. Foster[4]	Vice President
Steven J. Haun[4]	Vice President
Ronald Christian Hull[2]	Vice President
Frederick C. Litow[1]	Vice President
Thomas A. Lutter[3]	Vice President
Todd E. Nevenhoven[4]	Vice President
Peg O. Norris[3]	Vice President
Matthew J. Rider[3]	Vice President
Eric Steelman[3]	Vice President
Laurie M. Tillinghast[2]	Vice President
Barry G. Ward[1]	Vice President
Christopher Robert Welp[4]	Vice President
Mary Broesch[3]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Richard Lau[3]	Vice President and Actuary
Mark D. Sperry[2]	Vice President and Actuary
Alice Su3	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Albert J. Zlogar[3]	Vice President and Appointed Actuary
Stephen A. Steinberg[3]	Vice President and Appointed Actuary
Roger W. Fisher[1]	Vice President Chief Accounting System
Therese M. Squillacote[2]	Vice President and Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Dawn Peck[1]	Vice President, Assistant Treasurer
Ira Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[6]	Secretary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[6]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope, III[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
Krystal L. Ols[6]	Assistant Secretary
Loralee Ann Renelt[6]	Assistant Secretary
Carol Semplice[2]	Assistant Secretary
Linda Ellen Senker[3]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina Steffer[6]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
6	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 27. Number of Contract Owners
As of December 31, 2004, there were 11,548 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.
Item 28. Indemnification

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation shall have power to indemnify a person who was or is a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person who is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any civil or criminal proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees and agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or (2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal and underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis[1]	Director and Senior Vice President
Shaun Patrick Mathews[2]	Director and Senior Vice President
Boyd George Combs[3]	Senior Vice President, Tax
Susan J. Stamm[2]	Chief Financial Officer
Maryellen R. Allen[2]	Vice President
Douglas J. Ambrose[1]	Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Pamela Mulvey Barcia[2]	Vice President
Robert H. Barley[2]	Vice President
David A. Brounley[2]	Vice President
Brian D. Comer[2]	Vice President
Keith J. Green[3]	Vice President
Brian K. Haendiges[2]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
William S. Jasien[4]	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Christina Lareau[2]	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[3]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[1]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid[2]	Vice President
Deborah Rubin[4]	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[2]	Vice President
Bess B. Twyman[2]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
Judeen T. Wrinn[2]	Vice President
Therese M. Squillacote[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Joseph Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[5]	Secretary
Loralee Ann Renelt[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Robert J. Scalise[2]	Assistant Treasurer
Glenn Allan Black[3]	Tax Officer
G. Michael Fell[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James Taylor[3]	Tax Officer
1	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$18,830.77
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuities issued by Variable Annuity Account I of ING Insurance Company of America during 2004.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Insurance Company of America at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of ING Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-87131) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 9th day of March, 2005.

VARIABLE ANNUITY ACCOUNT I OF ING INSURANCE COMPANY OF AMERICA
(Registrant)

	By	ING INSURANCE COMPANY OF AMERICA
(Depositor)

	By	Brian Comer*

Brian Comer President
As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Brian Comer*	President	)

Brian Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	March

Thomas J. McInerney		)	9, 2005
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)

David A. Wheat		)
)
Roger Fisher*	Chief Accounting Officer	)

Roger Fisher		)

By:	/s/ Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT I EXHIBIT INDEX
Exhibit No.	Exhibit

99-B.5	Variable Annuity Contract Application 300-MOP-02 FL-IICA

99-B.8.24	Form of Fund Participation Agreement between ING Investors Trust and ING Insurance Company of America

99-B.8.40	Participation Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust, PIMCO Advisors and Distributors, LLC

99-B.8.41	Services Agreement (administrative) dated as of May 1, 2004 between PIMCO Variable Insurance Trust and ING Insurance Company of America

99-B.8.42	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust and ING Insurance Company of America

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm